As filed with the Securities and Exchange Commission on July 30, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer and President
Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York  10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2010

Date of reporting period: May 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

MAY 31, 2010

Schedule of Investments Climate Change Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (97.4%)
Aerospace & Defense (0.6%)
Curtiss-Wright	400	13
Agricultural Products (1.0%)
Darling International *	2,800	22
Auto Parts & Equipment (4.0%)
BorgWarner, Inc. *	1,215	45
Johnson Controls	500	14
Westport Innovations *	2,000	33
	92
Coal & Consumable Fuels (0.3%)
Cameco Corp.	300	7
Commodity Chemicals (1.9%)
Calgon Carbon *	2,900	43
Communications Equipment (1.0%)
Cogo Group *	1,700	11
RuggedCom, Inc. *	900	13
	24
Construction & Engineering (4.2%)
Foster Wheeler *	400	10
Layne Christensen *	400	10
MYR Group *	700	11
Pike Electric *	1,200	12
Quanta Services *	1,100	23
Shaw Group *	900	31
	97
Diversified Support Services (3.8%)
EnerNOC, Inc. *	3,100	87
Electric Utilities (9.3%)
Electricite de France ADR	900	8
Entergy Corp.	815	61
Exelon Corp.	375	15
FPL Group	1,695	85
ITC Holdings	670	35
Northeast Utilities	400	10
	214
Electrical Components & Equipment (10.3%)
A123 Systems *	2,600	24
American Superconductor *	1,100	34
Canadian Solar *	600	8
Cooper Industries PLC	204	10
EnerSys *	500	11
First Solar *	300	34
GT Solar International *	4,000	22
JA Solar Holdings ADR *	2,100	10
Jinpan International	900	14
Roper Industries	405	23
Solarfun Power Holdings ADR *	1,500	11
Suntech Power Holdings ADR *	1,600	16
Trina Solar ADR *	500	9

Number of Shares		Value† ($000's)
Yingli Green Energy ADR *	1,000	9
	235
Electronic Components (0.4%)
KYOCERA Corp. ADR	100	9
Electronic Equipment & Instruments (2.8%)
Itron, Inc. *	718	48
Pure Technologies *	4,000	17
	65
Electronic Equipment, Instruments & Components (0.9%)
Comverge Inc. *	2,200	21
Electronic Manufacturing Services (0.5%)
Maxwell Technologies *	900	11
Environmental & Facilities Services (5.3%)
China Everbright International	33,700	13
Covanta Holding *	5,575	86
EnergySolutions Inc.	1,800	11
Tetra Tech *	500	11
	121
Fertilizers & Agricultural Chemicals (0.4%)
Syngenta AG ADR	200	9
Forest Products (0.4%)
Weyerhaeuser Co.	200	9
Gas Utilities (2.6%)
New Jersey Resources	300	11
ONEOK, Inc.	300	13
Questar Corp.	513	23
South Jersey Industries	300	13
	60
Heavy Electrical Equipment (3.4%)
ABB Ltd. ADR	438	8
Alstom S.A.	300	14
Gamesa Corporacion Tecnologica	1,200	12
Vestas Wind Systems *	900	43
	77
Independent Power Producers & Energy Traders (8.5%)
Calpine Corp. *	4,588	63
Constellation Energy Group	550	19
EDP Renovaveis *	2,300	13
Iberdrola Renovables	9,700	30
Magma Energy *ñ	10,700	14
Ormat Technologies	1,200	34
Ram Power *	9,000	22
	195
Industrial Conglomerates (1.3%)
Koninklijke Philips Electronics	400	12

Number of Shares		Value† ($000's)
Siemens AG ADR	200	18
	30
Industrial Gases (0.3%)
Praxair, Inc.	100	8
Industrial Machinery (5.5%)
Badger Meter	1,200	48
China Valves Technology *	3,600	32
Duoyuan Global Water ADR *	600	12
ESCO Technologies	500	13
Ingersoll-Rand PLC	250	9
Kaydon Corp.	295	11
	125
IT Consulting & Other Services (1.2%)
Telvent GIT *	1,200	28
Multi-Utilities (4.8%)
Alliant Energy	600	19
National Grid ADR	270	11
Sempra Energy	1,300	60
Suez Environnement SA ADR	1,300	11
Veolia Environnement ADR	300	8
	109
Oil & Gas Equipment & Services (0.4%)
Willbros Group *	1,100	10
Oil & Gas Exploration & Production (7.1%)
Denbury Resources *	700	12
Devon Energy	300	19
Dresser-Rand Group *	700	22
EOG Resources	300	31
Range Resources	950	43
Southwestern Energy *	600	23
XTO Energy	300	13
	163
Oil & Gas Refining & Marketing (0.4%)
China Integrated Energy *	900	8
Oil & Gas Storage & Transportation (5.1%)
El Paso Corp.	2,100	24
Enbridge Inc.	300	13
Southern Union	1,300	28
Spectra Energy	1,500	30
The Williams Companies	1,100	22
	117
Railroads (0.5%)
Norfolk Southern	200	11
Semiconductor Equipment (0.4%)
MEMC Electronic Materials *	900	10
Semiconductors (1.1%)
Cree, Inc. *	200	13

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Climate Change Fund cont’d
(UNAUDITED)

Number of Shares		Value† ($000's)
IXYS Corp. *	1,400	13
	26
Semiconductors & Semiconductor Equipment (0.6%)
Applied Materials	1,100	14
Specialized Finance (0.5%)
IntercontinentalExchange Inc. *	100	12
Specialty Chemicals (0.8%)
Nalco Holding	400	9
Rockwood Holdings *	331	9
	18
Steel (0.5%)
Allegheny Technologies	200	11
Systems Software (0.6%)
VMware Inc. Class A *	200	13
Technology Distributors (0.9%)
Anixter International *	450	21
Water Utilities (3.8%)
American Water Works	600	12
Aqua America	2,200	39
Companhia de Saneamento Basico do Estado de Sao Paulo	300	11
Consolidated Water	1,100	13
Tri-Tech Holding *	1,087	12
	87
Total Common Stocks (Cost $2,276)	2,232
Short-Term Investments (4.3%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $98)	98,456	98
Total Investments## (101.7%) (Cost $2,374)	2,330
Liabilities, less cash, receivables and other assets [(1.7%)]	(39)
Total Net Assets (100.0%)	$ 2,291

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Emerging Markets Equity Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (88.3%)
Brazil (7.0%)
Banco Santander Brasil	8,600	91
BM&FBOVESPA SA	13,800	92
Cielo SA ñ	1,230	10
Cielo SA	13,700	116
Diagnosticos da America	18,900	156
PDG Realty Empreendimentos E Participacoes	17,400	146
Petroleo Brasileiro ADR	2,600	92
TOTVS SA	1,890	135
	838
Canada (3.0%)
Bankers Petroleum *	11,100	81
Eldorado Gold *	6,000	104
Pacific Rubiales Energy *	8,200	173
	358
Chile (1.1%)
Sociedad Quimica y Minera de Chile ADR, B Shares	3,970	133

China (18.0%)
Ausnutria Dairy *	138,700	92
Bank of China, H Shares	382,400	190
Changyou.com ADR *	2,880	76
China Green Holdings	109,600	107
China Information Security Technology *	9,600	51
China Mobile	17,750	168
China Oilfield Services, H Shares	94,000	115
China Shineway Pharmaceutical Group	35,600	114
China South Locomotive & Rolling Stock, H Shares	137,600	95
China Vanke, B Shares	100,800	102
CNOOC Ltd.	95,000	152
Fushan International Energy Group	88,000	55
GOME Electrical Appliances Holdings *	309,654	95
Inspur International	889,700	72
Kingdee International Software Group	319,100	107
Minth Group	72,800	98
Sino-Ocean Land Holdings	98,700	73
Travelsky Technology, H Shares	168,300	117
XinAo Gas Holdings	36,000	96
Yingde Gases Group ñ*	5,100	5
Yingde Gases Group *	81,000	84
Zhaojin Mining Industry, H Shares	48,900	101
	2,165
India (8.1%)
Bharat Heavy Electricals	1,670	85
Bharti Airtel	9,470	54
Cairn India *	26,526	171
DEN Networks *	22,305	99
Dishman Pharmaceuticals & Chemicals	12,715	56
Eicher Motors	6,520	119
State Bank of India GDR	630	60
Sterlite Industries (India) ADR	8,800	125
Unitech Ltd.	64,502	101
United Phosphorus	26,575	104
	974
Indonesia (2.4%)
PT Adaro Energy Tbk	468,500	102
PT United Tractors Tbk	90,235	181
	283
Israel (2.6%)
Israel Chemicals	14,261	154
Teva Pharmaceutical Industries ADR	2,950	162
	316
Korea (8.8%)
Busan Bank	8,810	80
Dongbu Insurance	3,770	104
Doosan Heavy Industries & Construction	1,817	109
Hyundai Mobis	1,398	231
Samsung Electronics	392	253
Samsung SDI	450	61
Taewoong Co.	2,002	88
Woongjin Thinkbig	7,250	133
	1,059
Luxembourg (0.7%)
Millicom International Cellular	1,050	84
Malaysia (1.6%)
Top Glove	50,100	189
Mexico (1.8%)
Empresas ICA SAB de C.V. *	50,800	120
Genomma Lab Internacional Class B *	29,200	92
	212
Nigeria (0.8%)
Guaranty Trust Bank	820,508	94
Philippines (2.2%)
Energy Development	914,550	98
International Container Terminal Services	274,700	166
	264
Russia (4.9%)
LUKOIL ADR	2,550	124
Magnit GDR	9,250	178
Pharmstandard GDR *	2,300	52
Sberbank GDR	645	156
Wimm-Bill-Dann Foods Ñ	1,800	82
	592
South Africa (7.2%)
Aspen Pharmacare Holdings *	9,050	93
BHP Billiton	5,235	142
Impala Platinum Holdings	2,235	56
MTN Group	13,710	193
Naspers Ltd., N Shares	1,705	67
Raubex Group	36,249	102
Standard Bank Group	8,967	124
Tiger Brands	3,880	89
	866
Sweden (1.1%)
Oriflame Cosmetics SDR	2,577	129
Taiwan, Province Of China (10.4%)
Chunghwa Telecom ADR	3,654	70
Hung Poo Real Estate Development	62,400	82
Powertech Technology	57,664	173
Prime View International *	45,000	68
Simplo Technology	30,220	171
Taiwan Semiconductor Manufacturing	105,439	199
TXC Corp.	74,945	121
Wistron Corp.	49,599	82
WPG Holdings	100,360	195
Young Fast Optoelectronics	11,800	84
	1,245
Thailand (1.0%)
Thanachart Capital PCL ^^	166,600	120
Turkey (3.0%)
BIM Birlesik Magazalar	4,295	113
Sinpas Gayrimenkul Yatirim Ortakligi *	52,540	75
Turkcell Iletisim Hizmetleri ADR	4,600	62
Turkiye Garanti Bankasi	26,672	114
	364
United Kingdom (2.6%)
Afren PLC *	69,355	95
Antofagasta PLC	8,485	109
Tullow Oil	6,430	104
	308
Total Common Stocks (Cost $9,723)	10,593

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Emerging Markets Equity Fund cont’d
(UNAUDITED)

Number of Shares		Value† ($000's)
Preferred Stocks (8.0%)
Brazil (8.0%)
Banco Do Estado do Rio Grande do Sul Class B	20,500	146
Companhia de Bebidas das Americas ADR	940	90
Net Servicos de Comunicacao *	3,400	35
Net Servicos de Comunicacao ADR *	1,900	19
Petroleo Brasileiro ADR	6,340	196
Refinaria de Petroleo Ipiranga Ñ^^*	173	0
Ultrapar Participacoes	2,870	129
Vale SA ADR	14,825	342

Total Preferred Stocks (Cost $803)	957

Short-Term Investments (5.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $601)	600,741	601

Total Investments## (101.3%) (Cost $11,127)	12,151

Liabilities, less cash, receivables and other assets [(1.3%)]	(153)

Total Net Assets (100.0%)	$ 11,998

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
Emerging Markets Equity Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$1,420	11.8%
Commercial Banks	1,055	8.8%
Metals & Mining	1,034	8.6%
Semiconductors & Semiconductor Equipment	625	5.2%
Electronic Equipment, Instruments & Components	601	5.0%
Wireless Telecommunication Services	561	4.7%
Pharmaceuticals	513	4.3%
Machinery	482	4.0%
Chemicals	480	4.0%
Food Products	370	3.1%
Real Estate Management & Development	358	3.0%
Media	353	2.9%
Construction & Engineering	331	2.8%
Auto Components	329	2.7%
Software	318	2.7%
IT Services	294	2.4%
Food & Staples Retailing	291	2.4%
Computers & Peripherals	253	2.1%
Health Care Equipment & Supplies	189	1.6%
Transportation Infrastructure	166	1.4%
Health Care Providers & Services	156	1.3%
Household Durables	146	1.2%
Personal Products	129	1.1%
Consumer Finance	120	1.0%
Energy Equipment & Services	115	1.0%
Insurance	104	0.9%
Independent Power Producers & Energy Traders	98	0.8%
Gas Utilities	96	0.8%
Specialty Retail	95	0.8%
Defense	92	0.8%
Beverages	90	0.7%
Electrical Equipment	85	0.7%
Real Estate Investment Trusts	75	0.6%
Diversified Telecommunication Services	70	0.6%
Life Science Tools & Services	56	0.5%
Other Assets-Net	448	3.7%

	$11,998	100.0%

MAY 31, 2010

Schedule of Investments Equity Income Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (67.3%)
Air Freight & Logistics (1.3%)
United Parcel Service ØØ	48,000	3,013
Beverages (1.6%)
Foster's Group	774,000	3,641
Capital Markets (1.3%)
Apollo Investment	280,000	2,920
Diversified Telecommunication Services (1.2%)
Chunghwa Telecom	140,900	2,686
Electric Utilities (4.0%)
Exelon Corp. ØØ	86,300	3,331
Northeast Utilities ØØ	105,900	2,748
Progress Energy	77,500	2,991
	9,070
Food Products (1.6%)
Unilever NV	130,000	3,550
Gas Utilities (1.5%)
New Jersey Resources	93,900	3,329
Media (1.1%)
World Wrestling Entertainment ‡‡	155,700	2,580
Metals & Mining (3.4%)
Franco-Nevada Corp.	131,900	3,810
Royal Gold, Inc.	80,000	4,011
	7,821
Multi-Utilities (8.2%)
Alliant Energy	96,500	3,101
National Grid ADR	77,500	3,142
NSTAR	80,000	2,809
PG&E Corp.	78,800	3,270
TECO Energy	200,000	3,110
Xcel Energy ØØ	158,700	3,252
	18,684
Mutual Funds (0.5%)
SPDR Barclays Capital High Yield Bond	27,800	1,051
Oil, Gas & Consumable Fuels (15.0%)
ARC Energy Trust	120,000	2,376
Bonavista Energy Trust	150,000	3,425
Canadian Oil Sands Trust	146,000	3,922
Cenovus Energy	132,500	3,570
CNOOC Ltd. ‡‡	22,000	3,444
Crescent Point Energy ^^Ø	97,500	3,656
Enbridge Energy Management *	47,879	2,320
Kinder Morgan Management *	39,493	2,187
Knightsbridge Tankers	185,900	3,210
Spectra Energy ØØ	159,200	3,186
Total SA ADR	60,000	2,798
	34,094
Paper & Forest Products (1.5%)
Weyerhaeuser Co.	78,700	3,351
Pharmaceuticals (1.7%)
Johnson & Johnson	64,400	3,755
Real Estate Investment Trusts (11.2%)
AMB Property ‡‡	110,000	2,852
American Campus Communities ‡‡	127,400	3,411
Ascendas Real Estate Investment Trust	2,539,000	3,409
AvalonBay Communities ‡‡	18,900	1,853
Cambridge Industrial Trust	9,820,000	3,332
Digital Realty Trust ‡‡	45,000	2,561
GZI REIT	8,400,000	3,441
Lippo-Mapletree Indonesia	1,813,600	596
Potlatch Corp. ‡‡	28,300	986
Rayonier Inc.	64,400	2,890
	25,331
Road & Rail (1.4%)
Norfolk Southern	55,000	3,105
Semiconductors & Semiconductor Equipment (1.3%)
Microchip Technology	110,000	3,064
Software (1.3%)
Nintendo ADR	82,000	2,989
Thrifts & Mortgage Finance (1.0%)
New York Community Bancorp ‡‡	145,000	2,327
Tobacco (1.7%)
Philip Morris International	86,900	3,834
Water Utilities (1.5%)
Aqua America	192,600	3,361
Wireless Telecommunication Services (4.0%)
China Mobile ADR	76,000	3,539
Philippine Long Distance Telephone Company ADR	60,900	3,137
Taiwan Mobile	1,200,000	2,297
	8,973
Total Common Stocks (Cost $148,923)	152,529

Convertible Preferred Stocks (1.5%)
Bunge Ltd.	34,700	2,776
Vale Capital II	7,000	539
Total Convertible Preferred Stocks (Cost $3,706)	3,315

	Principal Amount ($)	Value† ($000's)
Convertible Bonds (18.9%)
Bill Barrett Corp., Senior Unsecured Notes, 5.00%, due 3/15/28	3,100,000	3,081
Charles River Laboratories International, Inc., Senior Unsecured Notes, 2.25%, due 6/15/13	2,000,000	1,878
Covanta Holding Corp., Senior Unsecured Notes, 1.00%, due 2/1/27	3,500,000	3,255
Hologic, Inc., Senior Unsecured Notes, Step-Down, 2.00%/0.00%, due 12/15/37 a	3,300,000	2,817
Host Hotels & Resorts L.P., Guaranteed Notes, 2.63%, due 4/15/27 ñ	3,300,000	3,160
Iconix Brand Group, Inc., Senior Subordinated Notes, 1.88%, due 6/30/12	3,650,000	3,413
Integra Lifesciences Holdings Corp., Guaranteed Notes, 2.38%, due 6/1/12 ñ	2,000,000	1,895
James River Coal Co., Senior Unsecured Notes, 4.50%, due 12/1/15 ñ	2,900,000	2,628
Kinross Gold Corp., Senior Unsecured Notes, 1.75%, due 3/15/28	3,450,000	3,364
Lions Gate Entertainment Corp., Guaranteed Notes, 2.94%, due 10/15/24	2,500,000	2,450
NovaGold Resources, Inc., Senior Unsecured Notes, 5.50%, due 5/1/15	2,250,000	2,261
Patriot Coal Corp., Senior Unsecured Notes, 3.25%, due 5/31/13	3,400,000	2,983
Sino-Forest Corp., Guaranteed Notes, 4.25%, due 12/15/16 ñ	1,500,000	1,466
St. Mary Land & Exploration Co., Senior Unsecured Notes, 3.50%, due 4/1/27	2,350,000	2,515
SunPower Corp., Senior Unsecured Debentures, 0.75%, due 8/1/27	700,000	693
Trinidad Energy Services Income Trust, Subordinated Notes, 7.75%, due 7/31/12	2,150,000	2,062

See Notes to Schedule of Investments

Wright Medical Group, Inc., Senior Unsecured Notes, 2.63%, due 12/1/14	3,250,000	2,803
Total Convertible Bonds (Cost $42,290)	42,724
Number of Shares	Value† ($000's)
Short-Term Investments (13.9%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $31,598)	31,598,233	31,598
Total Investments## (101.6%) (Cost $226,517)	230,166
Liabilities, less cash, receivables and other assets‡‡ [(1.6%)]	(3,596)
Total Net Assets (100.0%)	$ 226,570

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Focus Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (98.8%)

Aerospace & Defense (2.5%)
Rockwell Collins	235,000	13,710

Biotechnology (7.8%)
Amgen Inc. *	420,000	21,747
Genzyme Corp. *	75,000	3,649
Gilead Sciences *	505,000	18,140
		43,536
Capital Markets (3.4%)
State Street	505,000	19,276

Chemicals (1.9%)
Air Products & Chemicals	150,000	10,359

Commercial Services & Supplies (2.3%)
Covanta Holding *	845,000	13,038

Computers & Peripherals (5.6%)
Apple, Inc. *	30,000	7,715
Hewlett-Packard	510,000	23,465
		31,180
Diversified Financial Services (4.8%)
J.P. Morgan Chase	685,000	27,112

Electric Utilities (1.2%)
FPL Group	135,000	6,741

Electrical Equipment (2.6%)
Rockwell Automation	275,000	14,693

Electronic Equipment, Instruments & Components (1.6%)
Corning Inc.	500,000	8,715

Food & Staples Retailing (5.4%)
CVS Caremark	415,000	14,371
Wal-Mart Stores	310,000	15,674
		30,045
Health Care Equipment & Supplies (2.7%)
Covidien PLC	360,000	15,260

Hotels, Restaurants & Leisure (2.9%)
Brinker International	905,000	16,091

Insurance (7.7%)
Prudential Financial	225,000	12,985
Reinsurance Group of America	280,000	13,152
Travelers Cos.	345,000	17,067
		43,204
Internet Software & Services (3.3%)
Yahoo! Inc. *	1,200,000	18,408

IT Services (2.2%)
IBM	100,000	12,526

Machinery (5.6%)
Deere & Co.	25,000	1,442
Ingersoll-Rand PLC	795,000	29,662
		31,104
Media (4.4%)
Comcast Corp. Class A Special	720,000	12,398
Omnicom Group	320,000	12,144
		24,542
Multiline Retail (3.7%)
Target Corp.	380,000	20,721

Oil, Gas & Consumable Fuels (13.0%)
Denbury Resources *	935,000	15,381
EOG Resources	140,000	14,677
Occidental Petroleum	300,000	24,753
Range Resources	400,000	17,980
		72,791
Pharmaceuticals (5.1%)
Johnson & Johnson	190,000	11,077
Pfizer Inc.	1,150,000	17,515
		28,592
Semiconductors & Semiconductor Equipment (0.4%)
Silicon Laboratories *	50,000	2,272

Software (5.8%)
Activision Blizzard	840,000	9,030
Microsoft Corp.	900,000	23,220
		32,250
Tobacco (2.9%)
Philip Morris International	370,000	16,324

Total Common Stocks (Cost $527,712)		552,490

Short-Term Investments (1.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $6,394)	6,394,387	6,394

Total Investments## (99.9%) (Cost $534,106)		558,884

Cash, receivables and other assets, less liabilities (0.1%)		286

Total Net Assets (100.0%)		$559,170

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Genesis Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (93.0%)
Aerospace & Defense (1.2%)
Alliant Techsystems *	1,469,462	101,084
Teledyne Technologies *	504,243	19,822
	120,906
Air Freight & Logistics (0.5%)
Forward Air ^	1,868,000	51,127
Auto Components (0.7%)
Gentex Corp.	3,293,949	64,825
Beverages (0.7%)
Boston Beer Company Class A *^	1,019,019	67,306
Capital Markets (0.8%)
Eaton Vance	1,070,300	31,991
Greenhill & Co.	665,000	46,078
	78,069
Chemicals (0.8%)
Balchem Corp.	727,500	17,671
Intrepid Potash *	2,642,099	65,154
	82,825
Commercial Banks (3.7%)
Bank of Hawaii	1,576,100	75,700
BOK Financial	1,089,894	55,094
Cullen/Frost Bankers	1,473,600	80,871
First Financial Bankshares	458,700	23,018
Glacier Bancorp	186,450	2,957
Westamerica Bancorp ^	2,121,843	118,123
	355,763
Commercial Services & Supplies (4.4%)
Copart, Inc. *	3,057,831	109,776
Healthcare Services Group ^	3,896,854	78,366
Ritchie Bros. Auctioneers	4,690,760	95,598
Rollins, Inc.	4,193,572	89,155
United Stationers *	898,375	52,483
	425,378
Construction & Engineering (0.5%)
Layne Christensen *^	2,125,221	53,152
Containers & Packaging (2.7%)
AptarGroup Inc. ^	6,465,600	257,719
Diversified Consumer Services (2.5%)
Capella Education *	244,300	20,988
Hillenbrand, Inc.	1,499,201	36,415
Matthews International Class A ^	2,912,426	94,304
Strayer Education	366,111	87,867
		239,574
Diversified Financial Services (0.3%)
Pico Holdings *	838,772	27,923
Electronic Equipment, Instruments & Components (1.4%)
Rofin-Sinar Technologies *^	1,715,439	40,948
Trimble Navigation *	3,308,542	95,054
	136,002
Energy Equipment & Services (3.6%)
CARBO Ceramics ^	2,217,200	143,453
Lufkin Industries ^	806,660	64,315
Natural Gas Services Group *	225,000	3,614
Oceaneering International *	2,656,612	122,921
Pason Systems	1,287,365	13,439
	347,742
Food & Staples Retailing (1.5%)
Ruddick Corp. ^	4,417,802	145,876
Food Products (1.4%)
Flowers Foods	1,658,400	40,979
J & J Snack Foods ^	1,245,946	55,357
Lancaster Colony	669,133	36,575
	132,911
Gas Utilities (1.4%)
New Jersey Resources	1,565,100	55,483
Northwest Natural Gas	535,100	23,528
South Jersey Industries	935,600	41,063
WGL Holdings	340,400	11,523
	131,597
Health Care Equipment & Supplies (8.6%)
Abaxis, Inc. *	1,090,300	24,543
American Medical Systems Holdings *^	7,393,465	166,797
DENTSPLY International	2,059,900	66,802
Haemonetics Corp. *^	2,690,600	145,131
IDEXX Laboratories *	2,507,162	158,553
Immucor Inc. *	2,949,491	57,928
Meridian Bioscience	1,517,897	26,533
Sirona Dental Systems *	2,680,826	94,848
Surmodics, Inc. *^	1,949,503	33,161
West Pharmaceutical Services	834,012	32,818
Wright Medical Group *	1,875,194	30,809
	837,923
Health Care Providers & Services (4.9%)
AmSurg Corp. *^	1,832,334	36,280
Henry Schein *	2,582,840	145,698
Landauer, Inc. ^	800,046	48,739
MWI Veterinary Supply *^	1,141,729	55,956
Patterson Companies	3,332,500	99,009
VCA Antech *	3,388,905	88,315
	473,997
Health Care Technology (0.5%)
Quality Systems	892,105	52,670
Household Products (2.7%)
Church & Dwight ^	3,962,755	260,789
Industrial Conglomerates (0.7%)
Raven Industries ^	1,872,976	66,341
Insurance (3.5%)
Brown & Brown	1,767,355	34,640
Hanover Insurance Group	1,214,100	52,813
Harleysville Group	1,296,318	42,299
HCC Insurance Holdings	1,291,300	32,373
Infinity Property & Casualty	99,400	4,652
RenaissanceRe Holdings	1,401,553	75,768
RLI Corp. ^	1,184,969	65,315
Validus Holdings	1,236,100	30,359
	338,219
Internet & Catalog Retail (0.5%)
PetMed Express ^	2,502,838	49,356
IT Services (1.6%)
Forrester Research *	1,038,902	32,590
ManTech International Class A *^	2,426,100	112,159
NCI, Inc. Class A *	353,099	7,747
	152,496
Leisure Equipment & Products (0.5%)
Polaris Industries	877,260	51,495
Life Science Tools & Services (4.6%)
Charles River Laboratories International *	1,389,200	46,594
Dionex Corp. *^	2,041,532	160,770
ICON PLC *^	3,823,400	106,367
Pharmaceutical Product Development	4,189,300	112,441
Techne Corp.	380,100	23,015
	449,187
Machinery (12.1%)
AG Growth International	410,700	13,667
Astec Industries *^	1,794,022	53,587
Bucyrus International	2,478,400	132,743
Chart Industries *^	1,954,721	36,006
CLARCOR Inc. ^	5,421,622	196,588
Donaldson Co.	2,632,100	113,575
Graco Inc.	1,373,817	43,536
Joy Global	1,553,800	79,244
Lincoln Electric Holdings	475,982	26,560
Lindsay Corp. ^	1,298,050	44,354
Nordson Corp. ^	1,902,204	126,744
Robbins & Myers	1,423,546	31,446
Toro Co.	1,071,994	57,341
Valmont Industries	1,086,804	86,097
Wabtec Corp. ^	3,023,700	131,077
	1,172,565

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Genesis Fund cont’d
(UNAUDITED)

Number of Shares		Value† ($000's)
Metals & Mining (3.4%)
Compass Minerals International ^	3,802,000	288,420
Major Drilling Group International ^	1,901,500	42,596
	331,016
Mutual Funds (1.1%)
SPDR Gold Trust *	900,000	107,010
Office Electronics (0.9%)
Zebra Technologies Class A *^	3,100,870	85,274
Oil, Gas & Consumable Fuels (9.2%)
Alpha Natural Resources *	710,174	27,249
Brigham Exploration *	3,058,528	52,546
Cabot Oil & Gas	2,981,700	103,435
Carrizo Oil & Gas *	1,179,827	20,930
Comstock Resources *	1,736,900	51,829
Concho Resources *	2,199,400	114,479
Denbury Resources *	7,940,269	130,617
Petrobank Energy and Resources *	3,197,000	133,317
Petrohawk Energy *	1,025,830	19,727
Resolute Energy *	1,299,804	16,365
Southwestern Energy *	3,530,100	132,767
St. Mary Land & Exploration	1,989,700	86,035
	889,296
Personal Products (1.4%)
Alberto-Culver Co. ^	4,920,950	135,424
Professional Services (0.3%)
Exponent, Inc. *^	1,164,735	32,019
Software (5.9%)
ANSYS, Inc. *	419,400	18,340
Blackbaud, Inc. ^	4,312,903	97,256
FactSet Research Systems	1,304,600	88,778
Jack Henry & Associates	1,487,300	35,755
MICROS Systems *^	4,891,242	167,281
Solera Holdings ^	4,790,753	166,143
	573,553
Specialty Retail (1.1%)
Hibbett Sports *^	1,866,763	48,106
Sally Beauty Holdings *	620,208	5,836
Tractor Supply	731,800	49,587
	103,529
Thrifts & Mortgage Finance (0.4%)
Brookline Bancorp	2,426,354	24,167
Oritani Financial	1,170,000	17,070
	41,237
Trading Companies & Distributors (0.6%)
MSC Industrial Direct Class A	810,900	41,956
Richelieu Hardware	587,500	13,052
	55,008
Water Utilities (0.4%)
American States Water	360,300	12,384
Aqua America	1,325,635	23,132
		35,516
Total Common Stocks (Cost $6,307,183)		9,012,615
Short-Term Investments (6.5%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $635,011)	635,011,226	635,011
Total Investments## (99.5%) (Cost $6,942,194)		9,647,626
Cash, receivables and other assets, less liabilities (0.5%)		45,900
Total Net Assets (100.0%)		$ 9,693,526

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Guardian Fund
(UNAUDITED)

Number of Shares	Value† ($000's)
Common Stocks (96.9%)

Beverages (2.1%)
Coca-Cola	412,800	21,218

Capital Markets (6.5%)
Charles Schwab	2,274,755	37,170
The Bank of New York Mellon	1,075,013	29,240
		66,410
Commercial Services & Supplies (5.4%)
Republic Services	1,031,050	30,024
Waste Management	770,625	25,053
		55,077
Electronic Equipment, Instruments & Components (6.6%)
Anixter International *	692,685	32,902
National Instruments	1,064,604	34,270
		67,172
Energy Equipment & Services (3.0%)
Schlumberger Ltd.	537,830	30,199

Food Products (2.8%)
J.M. Smucker	507,800	28,041

Health Care Equipment & Supplies (6.0%)
C.R. Bard	389,675	31,552
Covidien PLC	699,675	29,659
		61,211
Household Products (3.2%)
Procter & Gamble	537,900	32,860

Industrial Conglomerates (3.7%)
3M Co.	477,210	37,848
Industrial Gases (2.3%)
Praxair, Inc.	307,471	23,860
Insurance (5.4%)
Markel Corp. *	63,550	21,960
Progressive Corp.	1,679,950	32,910
		54,870
Internet Software & Services (4.4%)
Yahoo! Inc. *	2,939,250	45,088

IT Services (2.1%)
SAIC Inc. *	1,215,681	20,898

Machinery (4.5%)
Danaher Corp.	582,027	46,201

Media (11.4%)
Comcast Corp. Class A Special	1,664,225	28,658
Scripps Networks Interactive Class A	850,910	38,444
Washington Post	104,628	48,729
		115,831
Oil, Gas & Consumable Fuels (9.3%)
BG Group PLC	2,593,269	39,972
Cimarex Energy	221,260	16,258
Newfield Exploration *	728,450	37,923
		94,153
Pharmaceuticals (2.9%)
Roche Holding AG	211,744	29,075

Road & Rail (2.0%)
Canadian National Railway	359,460	20,622

Semiconductors & Semiconductor Equipment (6.6%)
Altera Corp.	2,096,249	49,409
Texas Instruments	742,600	18,134
		67,543
Software (4.6%)
Intuit Inc. *	1,295,252	46,292

Trading Companies & Distributors (2.1%)
W.W. Grainger	212,040	21,575

Total Common Stocks (Cost $878,609)		986,044

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $30,578)	30,577,896	30,578

Total Investments## (99.9%) (Cost $909,187)		1,016,622

Cash, receivables and other assets, less liabilities (0.1%)		733

Total Net Assets (100.0%)		$ 1,017,355

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments International Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (95.7%)
Australia (1.3%)
BHP Billiton ADR	42,500	2,756
iSOFT Group	3,303,462	1,601
	4,357
Austria (0.3%)
Schoeller-Bleckmann Oilfield Equipment	16,223	772
Vienna Insurance Group Wiener Staedtische Versicherung	6,600	279
	1,051
Belgium (2.9%)
Ageas	192,640	491
Anheuser-Busch InBev	59,578	2,877
Colruyt SA	12,270	2,794
Telenet Group Holding	127,840	3,332
	9,494
Brazil (2.8%)
Banco Santander Brasil ADR	226,000	2,355
Petroleo Brasileiro ADR	59,800	2,130
Porto Seguro	257,500	2,658
TOTVS SA	28,565	2,036
	9,179
Canada (8.6%)
Bankers Petroleum *	324,600	2,364
Corus Entertainment, B Shares	176,469	3,353
Eldorado Gold *	285,500	4,923
MacDonald, Dettwiler *	216,465	8,909
Neo Material Technologies *	413,700	1,587
Pacific Rubiales Energy *	206,600	4,367
Silver Wheaton *	167,300	3,168
	28,671
Chile (0.9%)
Sociedad Quimica y Minera de Chile ADR, B Shares	91,780	3,079
China (1.7%)
Bank of China, H Shares	7,063,000	3,519
Changyou.com ADR *	77,100	2,048
	5,567
Denmark (2.1%)
Novo Nordisk Class B	53,132	4,104
Trygvesta AS	54,286	2,956
	7,060
France (7.0%)
Alcatel-Lucent *	647,710	1,671
Alstom SA	48,240	2,320
Arkema	67,117	2,457
BNP Paribas È	42,840	2,438

Number of Shares		Value† ($000's)
CNP Assurances È	37,816	2,664
Eutelsat Communications	58,730	1,924
Ipsen SA	97,899	4,159
Ipsos	16,716	610
Sodexo	90,283	5,113
	23,356
Germany (6.6%)
Deutsche Boerse È	68,284	4,163
Fresenius Medical Care È	60,380	3,052
Gerresheimer AG *	49,824	1,557
Linde AG	29,117	3,002
SAP AG ADR *È	68,175	2,893
SMA Solar Technology È	19,400	1,958
Tognum AG	226,729	4,174
Wincor Nixdorf	20,232	1,222
	22,021
Hong Kong (2.1%)
China Mobile ADR	73,365	3,417
Kerry Properties	375,000	1,563
XinAo Gas Holdings	682,000	1,817
	6,797
India (0.3%)
State Bank of India GDR	8,851	840
Ireland (0.9%)
DCC PLC	135,995	3,140
Israel (0.7%)
Makhteshim-Agan Industries	649,970	2,246
Japan (13.8%)
Brother Industries	304,100	3,364
Circle K Sunkus	199,300	2,633
GMO Internet	466,300	1,776
Jupiter Telecommunications	5,082	5,019
KDDI Corp.	820	3,707
Kenedix Realty Investment	1,005	2,918
Makita Corp.	88,600	2,475
Nifco, Inc.	131,000	2,731
Nihon Kohden	182,000	3,707
Nippon Electric Glass	249,300	3,269
NSD Co.	242,300	2,662
Point, Inc.	41,420	2,364
Sankyo Co.	62,400	2,698
Sundrug Co. È	129,000	3,066
Yahoo! Japan	9,249	3,248
	45,637
Korea (2.4%)
Hyundai Mobis	32,110	5,316
Samsung SDI	18,895	2,570
	7,886
Netherlands (9.6%)
Akzo Nobel	77,476	3,976
Fugro NV È	67,937	3,507

Number of Shares		Value† ($000's)
Koninklijke Ahold	355,515	4,475
Nutreco Holding	82,724	4,553
Sligro Food Group Ñ	134,386	4,024
TNT NV	186,836	4,649
Unilever NV	236,736	6,504
	31,688
Norway (1.8%)
DnB NOR	391,365	3,903
Prosafe ASA	499,585	2,148
	6,051
South Africa (1.0%)
MTN Group	238,846	3,364
Sweden (0.9%)
Svenska Handelsbanken, A Shares	119,030	2,905
Switzerland (7.9%)
Bucher Industries	23,357	2,548
Credit Suisse Group	64,835	2,519
Givaudan SA	4,116	3,232
Nestle SA	76,135	3,452
Nobel Biocare Holding È	101,059	1,902
Roche Holding	28,041	3,850
SGS SA	3,302	4,143
Sulzer AG	55,462	4,619
	26,265
United Kingdom (20.1%)
Amlin PLC	811,231	4,417
Antofagasta PLC	176,407	2,271
Balfour Beatty	436,434	1,606
Barclays PLC	509,459	2,258
Cairn Energy *	723,615	4,235
Chemring Group	145,423	6,697
Croda International	213,940	2,960
Experian Group	535,560	4,812
Fidessa Group	84,764	1,585
HSBC Holdings	531,528	4,860
Informa PLC	436,953	2,400
Jazztel PLC *	704,215	2,258
PureCircle Ltd. *È	421,000	1,710
Reed Elsevier	478,412	3,347
RPS Group	1,097,391	3,064
Smith & Nephew	261,861	2,383
SOCO International *	72,885	1,694
Travis Perkins *	147,870	1,698
Tullow Oil	152,931	2,482
Vodafone Group	3,104,044	6,230
Willis Group Holdings	120,600	3,693
	66,660
Total Common Stocks (Cost $298,363)	317,314

MAY 31, 2010

Schedule of Investments International Fund cont'd
(UNAUDITED)

Number of Shares		Value† ($000's)
Preferred Stocks (1.2%)
Brazil (1.2%)
Net Servicos de Comunicacao ADR *	141,100	1,442
Refinaria de Petroleo Ipiranga *Ñ^^	19,056	11
Ultrapar Participacoes	57,390	2,577
Total Preferred Stocks (Cost $2,584)	4,030
Rights (0.0%)
Belgium (0.0%)
Ageas VVPR Strip *	192,640	0
Anheuser-Busch InBev VVPR Strip *	177,256	1
Total Rights (Cost $0)	1
Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	165,350	4
Short-Term Investments (8.3%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	19,345,474	19,732
State Street Institutional Liquid Reserves Fund Institutional Class	7,742,041	7,742
Total Short-Term Investments (Cost $27,474)	27,474
Total Investments## (105.2%) (Cost $328,421)	348,823
Liabilities, less cash, receivables and other assets [(5.2%)]	(17,206)
Total Net Assets (100.0%)	$ 331,617

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Software	$23,381	7.0%
Commercial Banks	23,082	7.0%
Chemicals	22,539	6.8%
Media	18,095	5.5%
Oil, Gas & Consumable Fuels	17,272	5.2%
Insurance	17,158	5.2%
Food & Staples Retailing	16,992	5.1%
Wireless Telecommunication Services	16,718	5.0%
Food Products	16,219	4.9%
Metals & Mining	13,890	4.2%
Pharmaceuticals	12,113	3.7%
Professional Services	8,955	2.7%
Electrical Equipment	8,452	2.5%
Auto Components	8,047	2.4%
Health Care Equipment & Supplies	7,992	2.4%
Machinery	7,167	2.2%
Aerospace & Defense	6,697	2.0%
Energy Equipment & Services	5,655	1.7%
Diversified Telecommunication Services	5,590	1.7%
Hotels, Restaurants & Leisure	5,113	1.5%
Specialty Retail	4,941	1.5%
Air Freight & Logistics	4,649	1.4%
Diversified Financial Services	4,163	1.3%
Office Electronics	3,364	1.0%
Commercial Services	3,269	1.0%
Industrial Conglomerates	3,140	0.9%
Commercial Services & Supplies	3,064	0.9%
Health Care Providers & Services	3,052	0.9%
Real Estate Investment Trusts	2,918	0.9%
Beverages	2,878	0.9%
Leisure Equipment & Products	2,698	0.8%
Electronic Equipment, Instruments & Components	2,570	0.8%
Capital Markets	2,519	0.8%
Household Durables	2,475	0.7%
Gas Utilities	1,817	0.5%
Internet Software & Services	1,776	0.5%
Trading Companies & Distributors	1,698	0.5%
Communications Equipment	1,671	0.5%
Construction & Engineering	1,606	0.5%
Health Care Technology	1,601	0.5%
Real Estate Management & Development	1,563	0.5%
Life Science Tools & Services	1,557	0.5%
Computers & Peripherals	1,222	0.4%
Consumer Discretionary	11	0.0%
Other Assets-Net	10,268	3.1%

	$331,617	100.0%

MAY 31, 2010

Schedule of Investments International Institutional Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (95.7%)
Australia (1.3%)
BHP Billiton ADR	24,700	1,601
iSOFT Group È	1,954,600	948
	2,549
Austria (0.3%)
Schoeller-Bleckmann Oilfield Equipment	8,950	426
Vienna Insurance Group Wiener Staedtische Versicherung	3,800	161
	587
Belgium (2.7%)
Anheuser-Busch InBev	34,683	1,675
Colruyt SA	7,145	1,627
Telenet Group Holding	74,425	1,939
	5,241
Brazil (2.8%)
Banco Santander Brasil ADR	134,400	1,401
Petroleo Brasileiro ADR	35,300	1,257
Porto Seguro	149,900	1,547
TOTVS SA	16,640	1,186
	5,391
Canada (8.9%)
Bankers Petroleum *	192,700	1,403
Corus Entertainment, B Shares	104,410	1,984
Eldorado Gold *	166,500	2,871
MacDonald, Dettwiler *	134,879	5,551
Neo Material Technologies *	240,900	924
Pacific Rubiales Energy *	122,200	2,583
Silver Wheaton *	107,000	2,026
	17,342
Chile (0.9%)
Sociedad Quimica y Minera de Chile ADR, B Shares	53,405	1,792
China (1.7%)
Bank of China, H Shares	4,112,000	2,049
Changyou.com ADR *	44,900	1,193
	3,242
Denmark (2.1%)
Novo Nordisk Class B	30,933	2,389
Trygvesta AS È	31,604	1,721
	4,110
France (7.0%)
Alcatel-Lucent *	377,666	974
Alstom SA	28,085	1,351
Arkema	39,075	1,430
BNP Paribas È	25,370	1,444
CNP Assurances È	22,015	1,551
Eutelsat Communications	34,190	1,120
Ipsen SA	56,990	2,421
Ipsos	9,638	352
Sodexo	53,435	3,026
	13,669
Germany (6.6%)
Deutsche Boerse È	39,749	2,423
Fresenius Medical Care È	35,150	1,777
Gerresheimer AG *	28,727	897
Linde AG	16,952	1,748
SAP AG ADR *È	39,705	1,685
SMA Solar Technology È	11,295	1,140
Tognum AG	134,190	2,470
Wincor Nixdorf	11,779	712
	12,852
Hong Kong (2.0%)
China Mobile ADR	42,770	1,992
Kerry Properties	218,500	911
XinAo Gas Holdings	396,000	1,055
	3,958
India (0.3%)
State Bank of India GDR	5,155	489
Ireland (0.9%)
DCC PLC	79,170	1,828
Israel (0.7%)
Makhteshim-Agan Industries	378,390	1,307
Japan (13.8%)
Brother Industries	177,100	1,959
Circle K Sunkus	116,000	1,533
GMO Internet	282,100	1,074
Jupiter Telecommunications	3,020	2,983
KDDI Corp.	477	2,157
Kenedix Realty Investment	587	1,704
Makita Corp.	52,700	1,472
Nifco, Inc.	73,500	1,532
Nihon Kohden	107,900	2,198
Nippon Electric Glass	145,900	1,913
NSD Co.	141,000	1,549
Point, Inc.	24,720	1,411
Sankyo Co.	36,300	1,569
Sundrug Co.	75,100	1,785
Yahoo! Japan	5,464	1,919
	26,758
Korea (2.3%)
Hyundai Mobis	18,694	3,095
Samsung SDI	10,685	1,453
	4,548
Netherlands (9.6%)
Akzo Nobel	45,905	2,356
Fugro NV È	39,550	2,042
Koninklijke Ahold	206,966	2,605
Nutreco Holding	49,330	2,715
Sligro Food Group Ñ	78,236	2,343
TNT NV	108,767	2,706
Unilever NV	137,958	3,790
	18,557
Norway (1.9%)
DnB NOR	249,629	2,490
Prosafe ASA	290,885	1,250
	3,740
South Africa (1.0%)
MTN Group	141,476	1,993

Sweden (0.9%)
Svenska Handelsbanken, A Shares	69,295	1,691

Switzerland (7.9%)
Bucher Industries	13,594	1,483
Credit Suisse Group	37,745	1,466
Givaudan SA	2,400	1,885
Nestle SA	44,325	2,010
Nobel Biocare Holding È	58,831	1,107
Roche Holding	16,647	2,286
SGS SA	1,957	2,455
Sulzer AG	32,825	2,734
	15,426
United Kingdom (20.1%)
Amlin PLC	472,268	2,571
Antofagasta PLC	102,697	1,322
Balfour Beatty	254,075	935
Barclays PLC	296,808	1,315
Cairn Energy *	421,260	2,466
Chemring Group	84,658	3,899
Croda International	124,545	1,723
Experian Group	311,783	2,801
Fidessa Group	47,925	896
HSBC Holdings	312,704	2,859
Informa PLC	257,346	1,413
Jazztel PLC *	415,800	1,333
PureCircle Ltd. *	235,100	955
Reed Elsevier	292,657	2,048
RPS Group	638,859	1,784
Smith & Nephew	153,803	1,400
SOCO International *	42,800	995
Travis Perkins *	87,400	1,004
Tullow Oil	89,029	1,445
Vodafone Group	1,838,628	3,690
Willis Group Holdings	70,200	2,149
	39,003
Total Common Stocks (Cost $185,039)	186,073
Preferred Stocks (1.2%)
Brazil (1.2%)
Net Servicos de Comunicacao ADR *	83,500	853

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments International Institutional Fund cont’d
(UNAUDITED)

Number of Shares		Value† ($000's)
Ultrapar Participacoes ADR	33,330	1,484
Total Preferred Stocks (Cost $1,560)		2,337

Rights (0.0%)
Belgium (0.0%)
Ageas VVPR Strip *	77,074	0
Anheuser-Busch InBev VVPR Strip *	101,696	1
Total Rights (Cost $0)		1

Warrants (0.0%)
Italy (0.0%)
UBI Banca * (Cost $0)	89,730	2

Short-Term Investments (7.5%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	11,207,820	11,432
State Street Institutional Liquid Reserves Fund Institutional Class	3,253,559	3,254
Total Short-Term Investments (Cost $14,686)		14,686

Total Investments## (104.4%) (Cost $201,285)		203,099
Liabilities, less cash, receivables and other assets [(4.4%)]		(8,624)
Total Net Assets (100.0%)		$ 194,475

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Institutional Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$13,740	7.1%
Chemicals	13,165	6.8%
Software	12,060	6.2%
Oil, Gas & Consumable Fuels	11,633	6.0%
Media	10,753	5.5%
Food & Staples Retailing	9,893	5.1%
Wireless Telecommunication Services	9,832	5.0%
Insurance	9,700	5.0%
Food Products	9,470	4.9%
Metals & Mining	7,820	4.0%
Pharmaceuticals	7,096	3.6%
Professional Services	5,256	2.7%
Electrical Equipment	4,961	2.6%
Health Care Equipment & Supplies	4,705	2.4%
Auto Components	4,627	2.4%
Machinery	4,217	2.2%
Aerospace & Defense	3,899	2.0%
Energy Equipment & Services	3,718	1.9%
Electronic Equipment, Instruments & Components	3,366	1.7%
Diversified Telecommunication Services	3,272	1.7%
Hotels, Restaurants & Leisure	3,026	1.6%
Internet Software & Services	2,993	1.5%
Air Freight & Logistics	2,706	1.4%
Diversified Financial Services	2,423	1.2%
Office Electronics	1,959	1.0%
Industrial Conglomerates	1,828	0.9%
Commercial Services & Supplies	1,784	0.9%
Health Care Providers & Services	1,777	0.9%
Real Estate Investment Trusts	1,704	0.9%
Beverages	1,676	0.9%
Leisure Equipment & Products	1,569	0.8%
Household Durables	1,472	0.8%
Capital Markets	1,466	0.8%
Specialty Retail	1,411	0.7%
Gas Utilities	1,055	0.5%
Trading Companies & Distributors	1,004	0.5%
Communications Equipment	974	0.5%
Health Care Technology	948	0.5%
Construction & Engineering	935	0.5%
Real Estate Management & Development	911	0.5%
Life Science Tools & Services	897	0.4%
Computers & Peripherals	712	0.4%
Other Assets-Net	6,062	3.1%

	$194,475	100.0%

MAY 31, 2010

Schedule of Investments International Large Cap Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (96.7%)
Australia (1.2%)
BHP Billiton ADR	20,300	1,316
Austria (0.1%)
Vienna Insurance Group Wiener Staedtische Versicherung	3,400	144
Belgium (2.5%)
Anheuser-Busch InBev	27,971	1,351
Colruyt SA	6,525	1,485
	2,836
Brazil (2.7%)
Banco Santander Brasil ADR	109,100	1,137
Petroleo Brasileiro ADR	28,100	1,001
Porto Seguro	89,400	923
	3,061
Canada (5.9%)
Bankers Petroleum *	148,300	1,080
Cenovus Energy	42,200	1,170
Eldorado Gold *	97,500	1,681
Pacific Rubiales Energy *	65,400	1,383
Silver Wheaton *	77,600	1,469
	6,783
Chile (1.2%)
Sociedad Quimica y Minera de Chile ADR, B Shares	40,645	1,364
China (1.1%)
Bank of China, H Shares	2,459,000	1,225
Denmark (2.7%)
Novo Nordisk Class B	27,465	2,122
Trygvesta AS	17,778	968
	3,090
France (9.2%)
Alcatel-Lucent *	331,678	856
Alstom SA	24,955	1,200
BNP Paribas È	14,815	843
CNP Assurances È	12,876	907
Eutelsat Communications	31,320	1,026
Ipsen SA	50,984	2,166
Schneider Electric	16,895	1,703
Sodexo	31,639	1,792
	10,493
Germany (8.7%)
Deutsche Boerse È	29,432	1,794
Fresenius Medical Care È	26,350	1,332
Linde AG	12,635	1,303
SAP AG ADR *È	30,485	1,293
Siemens AG	18,873	1,717
Tognum AG	81,380	1,498
Wincor Nixdorf	17,439	1,054
	9,991
Hong Kong (2.8%)
China Mobile ADR	31,315	1,458
Kerry Properties	195,000	813
XinAo Gas Holdings	358,000	954
	3,225
India (0.5%)
State Bank of India GDR	6,246	593
Israel (1.6%)
Makhteshim-Agan Industries	289,520	1,000
Teva Pharmaceutical Industries ADR	15,100	828
	1,828
Japan (9.3%)
Brother Industries	79,700	882
Fujitsu Ltd.	147,000	944
Jupiter Telecommunications	2,063	2,037
KDDI Corp.	352	1,591
Makita Corp.	41,100	1,148
Nippon Electric Glass	108,400	1,422
Sankyo Co.	28,320	1,224
Yahoo! Japan	4,026	1,414
	10,662
Korea (2.8%)
Hyundai Mobis	14,190	2,349
Samsung SDI	6,445	877
	3,226
Netherlands (9.2%)
Akzo Nobel	32,570	1,672
Fugro NV È	30,171	1,557
Koninklijke Ahold	150,630	1,896
Koninklijke DSM È	19,967	800
TNT NV	74,368	1,850
Unilever NV	98,706	2,712
	10,487
Norway (1.4%)
DnB NOR	165,138	1,647

South Africa (1.3%)
MTN Group	104,511	1,472

Sweden (1.2%)
Svenska Handelsbanken, A Shares	56,335	1,375

Switzerland (9.8%)
Credit Suisse Group	22,775	885
Givaudan SA	2,398	1,883
Nestle SA	33,260	1,508
Nobel Biocare Holding È	47,042	885
Novartis AG	18,063	820
Roche Holding	11,724	1,610
SGS SA	1,622	2,035
Sulzer AG	19,436	1,619
	11,245
United Kingdom (21.5%)
Amlin PLC	327,943	1,786
Antofagasta PLC	102,289	1,317
BAE Systems	221,191	1,037
Barclays PLC	237,078	1,051
BG Group	55,400	854
Cairn Energy *	333,685	1,953
Experian Group	247,950	2,228
HSBC Holdings	187,135	1,711
Informa PLC	255,371	1,402
Reed Elsevier	207,493	1,452
Sage Group	339,950	1,174
Smith & Nephew	111,980	1,019
Tesco PLC	232,873	1,392
Travis Perkins *	51,600	592
Tullow Oil	87,206	1,415
Vodafone Group	1,358,229	2,726
Willis Group Holdings	51,100	1,565
	24,674
Total Common Stocks (Cost $108,069)	110,737

Preferred Stocks (0.6%)

Brazil (0.6%)
Net Servicos de Comunicacao ADR * (Cost $917)	73,500	751

Rights (0.0%)

Belgium (0.0%)
Ageas VVPR Strip *	23,964	0
Anheuser-Busch InBev VVPR Strip *	63,890	1

Total Rights (Cost $0)	1

Warrants (0.0%)

Italy (0.0%)
UBI Banca * (Cost $0)	48,665	1

Short-Term Investments (8.8%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	6,787,728	6,923
State Street Institutional Liquid Reserves Fund Institutional Class	3,117,139	3,117

Total Short-Term Investments (Cost $10,040)	10,040

See Notes to Schedule of Investments

Value† ($000's)

Total Investments## (106.1%) (Cost $119,026)	121,530
Liabilities, less cash, receivables and other assets [(6.1%)]	(7,023)
Total Net Assets (100.0%)	$ 114,507

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Large Cap Fund (UNAUDITED)

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Commercial Banks	$9,583	8.4%
Oil, Gas & Consumable Fuels	8,856	7.7%
Chemicals	8,022	7.0%
Pharmaceuticals	7,546	6.6%
Wireless Telecommunication Services	7,247	6.3%
Media	6,668	5.8%
Insurance	6,293	5.5%
Metals & Mining	5,783	5.0%
Food & Staples Retailing	4,773	4.2%
Electrical Equipment	4,401	3.8%
Professional Services	4,263	3.7%
Food Products	4,220	3.7%
Software	2,467	2.2%
Auto Components	2,349	2.0%
Electronic Equipment, Instruments & Components	2,299	2.0%
Computers & Peripherals	1,998	1.7%
Health Care Equipment & Supplies	1,904	1.7%
Air Freight & Logistics	1,850	1.6%
Diversified Financial Services	1,794	1.6%
Hotels, Restaurants & Leisure	1,792	1.6%
Industrial Conglomerates	1,717	1.5%
Machinery	1,619	1.4%
Energy Equipment & Services	1,557	1.4%
Internet Software & Services	1,414	1.2%
Beverages	1,352	1.2%
Health Care Providers & Services	1,332	1.2%
Leisure Equipment & Products	1,224	1.1%
Household Durables	1,148	1.0%
Aerospace & Defense	1,037	0.9%
Gas Utilities	954	0.8%
Capital Markets	885	0.8%
Office Electronics	882	0.8%
Communications Equipment	856	0.7%
Real Estate Management & Development	813	0.7%
Trading Companies & Distributors	592	0.5%
Other Assets-Net	3,017	2.7%

	$114,507	100.0%

MAY 31, 2010

Schedule of Investments Intrinsic Value Fund
(UNAUDITED)

Number of Shares	Value† ($000's)

Common Stocks (99.4%)

Aerospace & Defense (3.8%)
Ceradyne, Inc. *	44,555	960
Ladish Co. *	53,226	1,346
Teledyne Technologies *	31,452	1,236
3,542
Beverages (2.4%)
Constellation Brands *	135,036	2,250

Biotechnology (0.7%)
Celera Corp. *	94,086	665

Commercial Banks (3.6%)
Huntington Bancshares	148,000	912
Sterling Bancshares	87,200	466
TCF Financial	43,100	696
Texas Capital Bancshares *	27,500	502
Umpqua Holdings	66,100	830
3,406
Commercial Services & Supplies (4.3%)
Avery Dennison	47,736	1,631
Brink's Co.	44,803	1,016
Covanta Holding *	90,200	1,392
4,039
Communications Equipment (8.5%)
Arris Group *	103,469	1,135
Brocade Communications *	300,359	1,637
Ciena Corp. *	63,083	982
Comverse Technology *	115,358	985
RADWARE Ltd. *	45,278	856
SeaChange International *	85,126	711
Sierra Wireless *	60,574	474
Tekelec *	86,032	1,233
8,013
Computers & Peripherals (1.6%)
Diebold, Inc.	33,692	977
Intermec Inc. *	48,300	533
1,510
Construction & Engineering (1.8%)
Granite Construction	14,606	433
KBR, Inc.	56,900	1,251
1,684
Consumer Finance (1.8%)
SLM Corp. *	151,613	1,684

Containers & Packaging (3.9%)
Crown Holdings *	81,900	1,926
Sealed Air	83,458	1,739
3,665
Diversified Consumer Services (1.1%)
Corinthian Colleges *	78,226	1,047

Electrical Equipment (1.5%)
Hubbell Inc., Class B	32,703	1,395

Electronic Equipment, Instruments & Components (3.2%)
Cogent Inc. *	102,600	915
CTS Corp.	94,355	994
Mercury Computer Systems *	53,960	634
MTS Systems	16,129	472
3,015
Energy Equipment & Services (5.0%)
Dresser-Rand Group *	38,620	1,229
Global Industries *	126,703	661
ION Geophysical *	201,017	1,092
TETRA Technologies *	172,043	1,731
4,713
Health Care Equipment & Supplies (3.5%)
Beckman Coulter	22,132	1,271
Cooper Companies	56,004	2,065
3,336
Health Care Providers & Services (1.7%)
Chemed Corp.	17,025	969
PharMerica Corp. ^^*	41,129	674
1,643
Hotels, Restaurants & Leisure (0.8%)
Scientific Games *	70,914	725

Independent Power Producers & Energy Traders (0.7%)
Ormat Technologies	23,656	674

Industrial Conglomerates (2.2%)
Textron Inc.	99,139	2,049

Insurance (2.2%)
First American Financial	61,111	2,080

Internet Software & Services (1.6%)
Digital River *	25,563	704
Keynote Systems	82,796	820
1,524
IT Services (3.6%)
Broadridge Financial Solutions	61,649	1,179
Convergys Corp. *	58,700	641
DST Systems	41,289	1,582
3,402
Life Science Tools & Services (5.0%)
Accelrys Inc. *	142,563	979
Bruker Corp. *	34,455	439
Cambrex Corp. *	250,538	1,045
Charles River Laboratories International *	67,171	2,253
4,716
Machinery (5.5%)
ESCO Technologies	21,685	568
Navistar International *	39,085	2,118
Pall Corp.	40,950	1,394
Tecumseh Products *	87,635	1,145
5,225
Marine (1.1%)
Danaos Corp. *	135,136	544
Seaspan Corp	42,650	456
1,000
Media (2.4%)
Scholastic Corp.	45,968	1,202
Warner Music Group *	181,721	1,103
2,305
Metals & Mining (0.8%)
Harry Winston Diamond *	57,617	719

Multi-Utilities (3.2%)
CenterPoint Energy	100,000	1,362
CMS Energy	58,961	866
OGE Energy	20,430	744
2,972
Oil, Gas & Consumable Fuels (1.4%)
Southern Union	59,427	1,294

Personal Products (1.4%)
NBTY, Inc. *	38,620	1,322

Professional Services (1.1%)
FTI Consulting *	25,100	1,073

Road & Rail (2.0%)
Ryder System	42,204	1,897

Semiconductors & Semiconductor Equipment (4.7%)
Alliance Semiconductor *	97,670	21
Ikanos Communications *	155,466	328
Intersil Corp.	69,513	925
MEMC Electronic Materials *	92,859	1,054
Ultratech, Inc. *	60,394	842
Zoran Corp. *	128,362	1,240
4,410
Software (6.5%)
Cadence Design Systems *	124,207	832
Fair Isaac	68,549	1,590
TIBCO Software *	134,319	1,533
Verint Systems *	85,305	2,208
6,163
Specialty Retail (4.0%)
Advance Auto Parts	36,396	1,884
OfficeMax Inc. *	58,065	1,036
PEP Boys-Manny Moe & Jack	68,101	839
3,759
Thrifts & Mortgage Finance (0.8%)
First Niagara Financial Group	55,000	727

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Intrinsic Value Fund cont’d
(UNAUDITED)

Number of Shares	Value† ($000's)

Total Common Stocks (Cost $82,571)	93,643

Rights (0.0%)
Pharmacopeia Drug Discovery CVR * (Cost $0)	136,250	0

Short-Term Investments (0.6%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $539)	539,474	539

Total Investments## (100.0%) (Cost $83,110)	94,1820

Cash, receivables and other assets, less liabilities (0.0%)	3

Total Net Assets (100.0%)	$ 94,185

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Large Cap Disciplined Growth Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (92.9%)
Aerospace & Defense (6.6%)
Boeing Co.	56,300	3,613
Raytheon Co.	108,299	5,676
Rockwell Collins	122,120	7,124
United Technologies	132,541	8,931
	25,344
Air Freight & Logistics (1.0%)
United Parcel Service	62,306	3,910
Auto Components (1.1%)
Johnson Controls	142,284	4,059
Beverages (4.0%)
Coca-Cola	192,129	9,875
PepsiCo, Inc.	87,704	5,516
	15,391
Biotechnology (3.1%)
Amgen Inc. *	125,518	6,499
Celgene Corp. *	99,236	5,236
	11,735
Chemicals (0.7%)
Monsanto Co.	51,430	2,616
Communications Equipment (2.8%)
Cisco Systems *	456,086	10,563
Computers & Peripherals (8.9%)
Apple, Inc. *	76,987	19,798
EMC Corp. *	296,576	5,522
Hewlett-Packard	186,465	8,579
	33,899
Diversified Financial Services (1.4%)
J.P. Morgan Chase	132,725	5,253
Electrical Equipment (1.1%)
Emerson Electric	89,041	4,135
Electronic Equipment, Instruments & Components (1.4%)
Corning Inc.	317,700	5,538
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	57,265	3,215
Food & Staples Retailing (0.9%)
Walgreen Co.	106,939	3,426
Food Products (2.7%)
ConAgra, Inc.	227,848	5,509
Mead Johnson Nutrition	99,689	4,917
	10,426
Health Care Equipment & Supplies (2.9%)
Covidien PLC	152,219	6,453
St. Jude Medical *	127,405	4,757
	11,210
Health Care Providers & Services (3.6%)
Aetna Inc.	118,551	3,457
Laboratory Corp. of America Holdings *	73,775	5,578
UnitedHealth Group	167,659	4,874
	13,909
Hotels, Restaurants & Leisure (1.5%)
Starbucks Corp.	220,902	5,719
Household Products (5.9%)
Colgate-Palmolive	69,329	5,414
Kimberly-Clark	126,425	7,674
Procter & Gamble	156,331	9,550
	22,638
Industrial Conglomerates (1.2%)
3M Co.	57,775	4,582
Insurance (0.9%)
MetLife, Inc.	88,135	3,569
Internet & Catalog Retail (2.0%)
Amazon.com *	60,266	7,561
Internet Software & Services (1.6%)
Google Inc. Class A *	12,792	6,206
IT Services (2.7%)
Paychex, Inc.	191,814	5,475
Visa Inc.	67,516	4,892
	10,367
Machinery (2.5%)
Cummins Inc.	80,399	5,466
Danaher Corp.	52,054	4,132
	9,598
Media (2.0%)
DIRECTV Class A *	102,000	3,845
Time Warner	128,690	3,988
	7,833
Metals & Mining (1.9%)
Allegheny Technologies	131,523	7,192
Multiline Retail (1.6%)
Target Corp.	109,206	5,955
Oil, Gas & Consumable Fuels (3.7%)
Canadian Natural Resources	76,806	5,335
Denbury Resources *	121,213	1,994
Range Resources	81,791	3,676
Southwestern Energy *	81,111	3,051
	14,056
Pharmaceuticals (6.9%)
Allergan, Inc.	75,447	4,541
Johnson & Johnson	178,409	10,401
Pfizer Inc.	511,589	7,792
Teva Pharmaceutical Industries ADR	64,798	3,552
	26,286

Software (10.1%)
Adobe Systems *	116,456	3,736
Citrix Systems *	159,503	6,956
Microsoft Corp.	596,097	15,379
Oracle Corp.	384,031	8,668
Salesforce.com, Inc. *	46,875	4,056
		38,795
Specialty Retail (1.1%)
Lowe's Cos.	170,378	4,217
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.	79,908	3,285
V.F. Corp.	23,789	1,840
		5,125
Tobacco (1.5%)
Philip Morris International	134,354	5,928

Wireless Telecommunication Services (1.5%)
American Tower Class A *	143,417	5,813

Total Common Stocks (Cost $352,663)		356,069

Short-Term Investments (3.0%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $11,324)	11,323,718	11,324

Total Investments## (95.9%) (Cost $363,987)		367,393

Cash, receivables and other assets, less liabilities (4.1%)		15,693

Total Net Assets (100.0%)		$ 383,086

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Large Cap Value Fund
(UNAUDITED)
Number of Shares		Value† ($000's)
Common Stocks (98.4%)
Aerospace & Defense (2.8%)
Boeing Co.	190	12
Lockheed Martin	295	24
	36
Biotechnology (2.0%)
Amgen Inc. *	485	25
Capital Markets (4.1%)
State Street	745	28
The Bank of New York Mellon	865	24
	52
Commercial Banks (4.8%)
PNC Financial Services Group	356	22
U.S. Bancorp	665	16
Wells Fargo	835	24
	62
Computers & Peripherals (2.6%)
EMC Corp. *	565	10
Hewlett-Packard	495	23
	33
Containers & Packaging (1.3%)
Pactiv Corp. *	560	16
Diversified Financial Services (8.3%)
Bank of America	2,750	43
J.P. Morgan Chase	1,595	63
	106
Diversified Telecommunication Services (3.2%)
AT&T Inc.	1,150	28
Verizon Communications	459	13
	41
Electric Utilities (3.0%)
Entergy Corp.	280	21
FPL Group	340	17
	38
Electrical Equipment (1.1%)
Rockwell Automation	260	14
Food & Staples Retailing (3.3%)
CVS Caremark	535	19
Wal-Mart Stores	455	23
	42
Health Care Equipment & Supplies (2.5%)
Baxter International	175	7
Covidien PLC	585	25
	32
Health Care Providers & Services (1.7%)
Laboratory Corp. of America Holdings *	135	10
UnitedHealth Group	420	12
	22
Hotels, Restaurants & Leisure (2.6%)
Brinker International	1,445	26
McDonald's Corp.	103	7
	33
Household Products (1.1%)
Kimberly-Clark	240	15
Independent Power Producers & Energy Traders (1.8%)
NRG Energy *	970	23
Industrial Conglomerates (0.7%)
General Electric	570	9
Insurance (7.3%)
Lincoln National	675	18
MetLife, Inc.	630	25
Reinsurance Group of America	545	26
Travelers Cos.	490	24
	93
IT Services (1.6%)
IBM	165	21
Machinery (5.5%)
Deere & Co.	635	37
Ingersoll-Rand PLC	495	18
Terex Corp. *	270	6
WABCO Holdings *	290	9
	70
Media (3.8%)
Comcast Corp. Class A Special	1,145	20
Omnicom Group	350	13
Time Warner	530	16
	49
Metals & Mining (1.2%)
Freeport-McMoRan Copper & Gold	215	15
Multiline Retail (2.4%)
Macy's Inc.	595	13
Target Corp.	335	18
	31
Office Electronics (1.3%)
Xerox Corp.	1,840	17
Oil, Gas & Consumable Fuels (18.4%)
Anadarko Petroleum	270	14
Apache Corp.	275	25
Cabot Oil & Gas	275	10
ConocoPhillips	200	10
Denbury Resources *	1,100	18
EOG Resources	310	32
Exxon Mobil	771	47
Occidental Petroleum	705	58
Range Resources	470	21
	235
Pharmaceuticals (6.2%)
Johnson & Johnson	490	28
Merck & Co.	200	7
Pfizer Inc.	2,865	44
	79
Road & Rail (2.2%)
Norfolk Southern	505	28

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	283	12

Tobacco (0.7%)
Philip Morris International	190	9

Total Common Stocks (Cost $1,121)	1,258

Short-Term Investments (4.1%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $53)	52,852	53

Total Investments## (102.5%) (Cost $1,174)	1,311

Liabilities, less cash, receivables and other assets [(2.5%)]	(32)

Total Net Assets (100.0%)	$ 1,279

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Mid Cap Growth Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (92.1%)
Aerospace & Defense (2.1%)
Precision Castparts	47,500	5,543
Rockwell Collins	69,400	4,049
	9,592
Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide	90,000	5,230
Auto Components (0.5%)
Gentex Corp.	111,500	2,194
Biotechnology (2.2%)
Alexion Pharmaceuticals *	105,000	5,253
BioMarin Pharmaceutical *	115,700	2,258
Human Genome Sciences *	105,000	2,600
	10,111
Capital Markets (1.5%)
Affiliated Managers Group *	57,500	4,120
SEI Investments	125,000	2,636
	6,756
Chemicals (1.5%)
Nalco Holding	126,000	2,855
Scotts Miracle-Gro Class A	40,000	1,777
Sigma-Aldrich	45,800	2,441
	7,073
Commercial Services & Supplies (1.6%)
Stericycle, Inc. *	128,800	7,550
Communications Equipment (2.3%)
F5 Networks *	70,200	4,937
Juniper Networks *	86,700	2,308
Polycom, Inc. *	110,000	3,303
	10,548
Computers & Peripherals (1.3%)
NetApp, Inc. *	96,300	3,629
Western Digital *	72,800	2,534
	6,163
Diversified Consumer Services (2.2%)
DeVry, Inc.	77,700	4,467
Strayer Education È	24,100	5,784
	10,251
Diversified Financial Services (2.2%)
IntercontinentalExchange Inc. *	45,000	5,226
MSCI Inc. Class A *	161,000	4,774
	10,000
Electrical Equipment (2.5%)
AMETEK, Inc.	110,000	4,466
Roper Industries	78,400	4,549
Sensata Technologies Holding *	160,000	2,661
	11,676
Electronic Equipment, Instruments & Components (4.5%)
Amphenol Corp. Class A	95,700	4,058
Dolby Laboratories Class A *	110,000	7,261
National Instruments	148,600	4,783
Trimble Navigation *	170,100	4,887
	20,989
Energy Equipment & Services (2.8%)
CARBO Ceramics	82,000	5,305
Core Laboratories N.V.	37,300	5,072
Oceaneering International *	51,600	2,388
	12,765
Food Products (1.2%)
Mead Johnson Nutrition	108,000	5,327
Health Care Equipment & Supplies (4.6%)
Edwards Lifesciences *	93,990	4,749
Intuitive Surgical *	13,000	4,196
NuVasive, Inc. *È	140,400	5,514
ResMed Inc. *	44,000	2,767
Volcano Corp. *	170,000	3,772
	20,998
Health Care Providers & Services (2.6%)
Express Scripts *	70,000	7,042
HMS Holdings *	92,100	4,997
	12,039
Health Care Technology (1.8%)
Allscripts-Misys Healthcare Solutions *	177,500	3,339
Cerner Corp. *	27,500	2,302
MedAssets Inc. *	106,900	2,425
	8,066
Hotels, Restaurants & Leisure (3.0%)
Hyatt Hotels Class A *	70,200	2,840
Royal Caribbean Cruises *	99,100	2,874
WMS Industries *	180,000	8,340
	14,054
Household Durables (0.7%)
Stanley Black & Decker	60,000	3,347
Household Products (0.9%)
Church & Dwight	66,400	4,370
Internet Software & Services (2.8%)
Equinix, Inc. *	47,400	4,361
GSI Commerce *	75,000	2,112
Rackspace Hosting *	85,500	1,505
VistaPrint NV *	103,000	4,809
	12,787
IT Services (2.3%)
Alliance Data Systems *È	49,500	3,498
Cognizant Technology Solutions Class A *	99,700	4,989
Hewitt Associates Class A *	60,000	2,235
	10,722
Leisure Equipment & Products (0.3%)
Hasbro, Inc.	39,500	1,586
Life Science Tools & Services (0.4%)
Life Technologies *	41,200	2,062
Machinery (3.0%)
Cummins Inc.	45,000	3,059
Danaher Corp.	66,400	5,271
Flowserve Corp.	33,400	3,176
Pall Corp.	70,000	2,384
	13,890
Media (1.4%)
Discovery Communications Class A *	90,800	3,420
Scripps Networks Interactive Class A	62,000	2,801
	6,221
Metals & Mining (0.7%)
Cliffs Natural Resources	55,000	3,072
Multiline Retail (2.2%)
Dollar Tree *	85,700	5,364
Nordstrom, Inc.	120,400	4,780
	10,144
Oil, Gas & Consumable Fuels (4.1%)
Concho Resources *	148,600	7,735
Range Resources	90,000	4,045
Southwestern Energy *	90,000	3,385
Whiting Petroleum *	43,600	3,650
	18,815
Pharmaceuticals (1.6%)
Salix Pharmaceuticals *	90,000	3,234
Warner Chilcott Class A *	90,000	2,081
Watson Pharmaceuticals *	51,800	2,287
	7,602
Professional Services (1.5%)
Manpower Inc.	62,500	2,857
Verisk Analytics Class A *	135,000	4,084
	6,941
Real Estate Management & Development (1.1%)
Jones Lang LaSalle	66,900	4,992
Road & Rail (1.0%)
J.B. Hunt Transport Services	132,100	4,561
Semiconductors & Semiconductor Equipment (5.5%)
Analog Devices	123,000	3,588
Avago Technologies *	235,300	4,859
Marvell Technology Group *	224,300	4,257
Microchip Technology	165,100	4,598
Silicon Laboratories *	96,600	4,389
Varian Semiconductor Equipment *	125,000	3,886
	25,577
Software (6.9%)
ANSYS, Inc. *	133,000	5,816
Citrix Systems *	70,000	3,053
Informatica Corp. *	130,000	3,354
MICROS Systems *	101,100	3,458
Rovi Corp. *	132,100	4,933
Salesforce.com, Inc. *	41,200	3,565
Solera Holdings	70,200	2,434
Sybase, Inc. *	80,000	5,146
	31,759
Specialty Retail (6.7%)
Abercrombie & Fitch Class A	65,000	2,329
Bed Bath & Beyond *	116,800	5,241
Dick's Sporting Goods *	66,500	1,896
J Crew Group *	111,400	5,084
Ross Stores	107,000	5,607
Urban Outfitters *	193,900	7,038
Williams-Sonoma	124,700	3,726
	30,921
Textiles, Apparel & Luxury Goods (1.4%)
Coach, Inc.	94,900	3,901
Polo Ralph Lauren	27,200	2,363
	6,264
Trading Companies & Distributors (2.2%)
Fastenal Co. È	118,400	5,972
W.W. Grainger	40,000	4,070
	10,042
Wireless Telecommunication Services (3.9%)
American Tower Class A *	103,300	4,187
NII Holdings *	120,500	4,395
SBA Communications Class A *	286,500	9,463
	18,045
Total Common Stocks (Cost $324,124)	425,102
Short-Term Investments (8.7%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	16,285,718	16,611
State Street Institutional Liquid Reserves Fund Institutional Class	23,789,521	23,790

Total Short-Term Investments (Cost $40,401)	40,401

Total Investments## (100.8%) (Cost $364,525)	465,503

Liabilities, less cash, receivables and other assets [(0.8%)]	(3,679)

Total Net Assets (100.0%)	$ 461,824

See Notes to Schedule of Investments

MAY 31, 2010
Schedule of Investments Multi-Cap Opportunities Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (91.5%)
Aerospace & Defense (3.5%)
Boeing Co.	25,000	1,605
Beverages (3.2%)
PepsiCo, Inc.	23,000	1,447
Capital Markets (3.1%)
Morgan Stanley	53,000	1,437
Chemicals (4.6%)
Ecolab Inc.	22,000	1,039
Methanex Corp.	50,000	1,053
	2,092
Commercial Services & Supplies (2.7%)
Covanta Holding *	80,000	1,234
Communications Equipment (2.5%)
Cisco Systems *	50,000	1,158
Computers & Peripherals (3.6%)
Hewlett-Packard	36,000	1,656
Diversified Financial Services (3.5%)
J.P. Morgan Chase	40,000	1,583
Electrical Equipment (4.0%)
ABB Ltd.	80,000	1,361
Rockwell Automation	9,000	481
	1,842
Energy Equipment & Services (5.1%)
Dresser-Rand Group *	31,000	987
Schlumberger Ltd.	24,000	1,347
	2,334
Food Products (2.7%)
Kraft Foods	44,000	1,258
Gas Utilities (2.9%)
National Fuel Gas	27,000	1,312
Health Care Equipment & Supplies (0.9%)
Osteotech, Inc. *	108,000	408
Health Care Providers & Services (4.2%)
Aetna Inc.	35,000	1,021
Henry Schein *	16,000	902
	1,923
Hotels, Restaurants & Leisure (5.1%)
Darden Restaurants	34,000	1,459
McDonald's Corp.	13,000	869
	2,328
Household Products (2.9%)
Procter & Gamble	22,000	1,344
Industrial Conglomerates (3.9%)
3M Co.	15,000	1,190
McDermott International *	27,000	599
	1,789
Internet Software & Services (2.9%)
eBay Inc. *	62,000	1,328

Life Science Tools & Services (4.3%)
Charles River Laboratories International *	20,000	671
Thermo Fisher Scientific *	25,000	1,301
	1,972
Media (5.3%)
News Corp. Class A	80,000	1,056
Omnicom Group	36,000	1,366
	2,422
Mutual Funds (2.4%)
S&P 500 Depositary Receipts	10,000	1,094
Oil, Gas & Consumable Fuels (4.8%)
Anadarko Petroleum	7,000	366
Cenovus Energy	40,000	1,078
Golar LNG	65,000	743
	2,187
Pharmaceuticals (3.6%)
Merck & Co.	18,000	607
Pfizer Inc.	70,000	1,066
	1,673
Road & Rail (0.9%)
Union Pacific	6,000	429
Software (6.2%)
Activision Blizzard	120,000	1,290
Microsoft Corp.	60,000	1,548
	2,838
Specialty Retail (2.7%)
Bed Bath & Beyond *	28,000	1,256

Total Common Stocks (Cost $44,049)	41,949

Short-Term Investments (10.6%)

State Street Institutional Liquid Reserves Fund Institutional Class (Cost $4,878)	4,878,304	4,878

Total Investments## (102.1%) (Cost $48,927)	46,827

Liabilities, less cash, receivables and other assets [(2.1%)]	(953)
Total Net Assets (100.0%)		$ 45,874

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Partners Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (98.1%)
Aerospace & Defense (2.0%)
Boeing Co.	799,800	51,331
Automobiles (1.7%)
Harley-Davidson	1,406,366	42,486
Building Products (3.5%)
Masco Corp.	1,963,872	26,218
Owens Corning *	1,918,900	63,957
	90,175
Capital Markets (6.2%)
Goldman Sachs Group	246,600	35,574
Invesco Ltd.	2,595,900	48,180
Morgan Stanley	1,529,882	41,475
State Street	883,300	33,716
	158,945
Commercial Banks (4.5%)
Fifth Third Bancorp	2,824,900	36,696
SunTrust Banks	1,153,300	31,081
Wells Fargo	1,658,200	47,574
	115,351
Computers & Peripherals (1.8%)
Hewlett-Packard	1,001,700	46,088
Construction & Engineering (1.5%)
Chicago Bridge & Iron *	1,981,500	39,372
Consumer Finance (2.8%)
American Express	1,267,000	50,515
Capital One Financial	524,100	21,646
	72,161
Diversified Financial Services (9.0%)
Bank of America	5,619,700	88,454
Citigroup Inc. *	11,303,037	44,760
J.P. Morgan Chase	1,286,100	50,904
Moody's Corp. È	2,295,774	47,063
	231,181
Electrical Equipment (1.7%)
ABB Ltd.	2,557,200	43,498
Energy Equipment & Services (3.3%)
National Oilwell Varco	842,000	32,105
Noble Corp.	1,166,900	33,922
Weatherford International *	1,306,500	18,448
	84,475
Food & Staples Retailing (0.9%)
CVS Caremark	666,200	23,071
Health Care Equipment & Supplies (3.4%)
Boston Scientific *	3,041,900	18,404
Covidien PLC	683,300	28,965
Zimmer Holdings *	698,700	39,078
	86,447
Health Care Providers & Services (4.0%)
Aetna Inc.	1,165,200	33,977
AmerisourceBergen Corp.	856,200	26,782
WellPoint Inc. *	822,600	42,200
	102,959
Household Durables (1.9%)
KB HOME	850,937	12,322
NVR, Inc. *	13,090	8,970
Whirlpool Corp.	255,500	26,684
	47,976
Household Products (1.3%)
Energizer Holdings *	618,500	34,754
Independent Power Producers & Energy Traders (0.6%)
NRG Energy *	661,168	15,438
Industrial Conglomerates (2.3%)
McDermott International *	1,458,500	32,350
Textron Inc.	1,253,000	25,899
	58,249
Insurance (4.3%)
Berkshire Hathaway Class B *	835,000	58,909
MetLife, Inc.	958,242	38,799
Principal Financial Group	482,300	13,114
	110,822
IT Services (1.3%)
Lender Processing Services	993,015	33,703
Machinery (4.4%)
Bucyrus International	361,900	19,383
Ingersoll-Rand PLC	1,089,874	40,663
Joy Global	343,158	17,501
Terex Corp. *	1,651,600	35,939
	113,486
Marine (0.5%)
Genco Shipping & Trading *È	644,700	12,269
Media (2.0%)
McGraw-Hill Cos.	1,807,600	50,251
Metals & Mining (5.1%)
Freeport-McMoRan Copper & Gold	397,700	27,859
Teck Resources Class B *	1,456,200	49,540
United States Steel	320,500	15,131
Walter Energy	272,900	21,649
Xstrata PLC	1,156,600	17,063
	131,242
Multiline Retail (3.4%)
J.C. Penney	1,883,632	51,781
Macy's Inc.	1,570,300	34,876
	86,657
Oil, Gas & Consumable Fuels (11.6%)
Canadian Natural Resources	945,900	65,702
Cenovus Energy	1,229,300	33,117
EOG Resources	529,700	55,534
Peabody Energy	556,100	21,666
Petrohawk Energy *	551,590	10,607
Petroleo Brasileiro ADR	1,381,400	49,206
Southwestern Energy *	1,084,225	40,778
Talisman Energy	1,175,355	19,969
	296,579
Personal Products (4.0%)
Avon Products	1,892,017	50,119
NBTY, Inc. *	1,555,274	53,253
	103,372
Pharmaceuticals (2.0%)
Shire Limited ADR	854,639	52,312
Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	733,900	15,720
Lam Research *	191,700	7,258
	22,978
Software (2.1%)
Check Point Software Technologies *	806,573	24,738
Oracle Corp.	1,346,300	30,386
	55,124
Specialty Retail (4.1%)
Best Buy	1,097,875	46,386
Limited Brands, Inc.	707,100	17,578
Lowe's Cos.	1,666,200	41,238
	105,202
Total Common Stocks (Cost $2,171,322)	2,517,954

Short-Term Investments (3.0%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	37,435,820	38,185
State Street Institutional Liquid Reserves Fund Institutional Class	37,330,221	37,330

Total Short-Term Investments (Cost $75,515)	75,515

Total Investments## (101.1%) (Cost $2,246,837)	2,593,469

Liabilities, less cash, receivables and other assets [(1.1%)]	(27,147)
Total Net Assets (100.0%)	$ 2,566,322

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Real Estate Fund
(UNAUDITED)

	Number of Shares	Value† ($000's)
Common Stocks (96.8%)

Apartments (15.0%)
AvalonBay Communities	56,332	5,524
BRE Properties	31,900	1,304
Camden Property Trust	42,400	1,935
Equity Residential	130,050	5,869
Essex Property Trust	24,800	2,610
UDR, Inc.	106,600	2,167
		19,409
Community Centers (1.2%)
Developers Diversified Realty	132,010	1,510

Diversified (6.0%)
Forest City Enterprises Class A *	105,400	1,398
Vornado Realty Trust	81,323	6,317
		7,715
Health Care (9.4%)
HCP, Inc.	104,050	3,315
Nationwide Health Properties	81,600	2,896
OMEGA Healthcare Investors	99,440	1,975
Ventas, Inc.	84,400	3,962
		12,148
Hotels, Restaurants & Leisure (2.9%)
Starwood Hotels & Resorts Worldwide	82,700	3,825

Industrial (7.3%)
AMB Property	100,110	2,596
EastGroup Properties	41,600	1,538
ProLogis	470,900	5,359
		9,493
Lodging (5.2%)
Host Hotels & Resorts	260,643	3,717
LaSalle Hotel Properties	72,200	1,624
Pebblebrook Hotel Trust *	66,800	1,371
		6,712
Office (13.5%)
Alexandria Real Estate Equities È	29,150	1,912
Boston Properties	82,500	6,326
Brookfield Asset Management Class A	113,777	2,710
Corporate Office Properties Trust	38,670	1,466
Kilroy Realty	72,000	2,369
SL Green Realty	44,500	2,772
		17,555
Regional Malls (12.1%)
General Growth Properties	81,462	1,142
Pennsylvania REIT È	86,000	1,186
Simon Property Group	133,748	11,372
Taubman Centers	49,760	2,015
		15,715
Self Storage (7.2%)
Extra Space Storage	101,100	1,520
Public Storage	83,900	7,777
		9,297
Shopping Centers (7.9%)
Acadia Realty Trust	123,400	2,208
Federal Realty Investment Trust	48,700	3,589
Regency Centers	65,400	2,403
Tanger Factory Outlet Centers	49,800	2,073
		10,273
Specialty (9.1%)
Digital Realty Trust	83,200	4,735
Dupont Fabros Technology	122,500	3,129
Entertainment Properties Trust	31,400	1,286
Rayonier Inc.	60,200	2,702
		11,852
Total Common Stocks (Cost $99,685)		125,504

Short-Term Investments (4.6%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	2,336,668	2,383
State Street Institutional Liquid Reserves Fund Institutional Class	3,565,449	3,565

Total Short-Term Investments (Cost $5,948)		5,948

Total Investments## (101.4%) (Cost $105,633)		131,452

Liabilities, less cash, receivables and other assets [(1.4%)]		(1,870)

Total Net Assets (100.0%)		$129,582

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Regency Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (95.8%)
Aerospace & Defense (1.0%)
Embraer-Empresa Brasileira de Aeronautica ADR	72,800	1,586
Auto Components (1.8%)
American Axle & Manufacturing Holdings *	68,300	613
Lear Corp. *	32,400	2,192
	2,805
Automobiles (1.5%)
Harley-Davidson	75,600	2,284
Beverages (1.8%)
Dr. Pepper Snapple Group	71,900	2,722
Building Products (3.3%)
Masco Corp.	112,500	1,502
Owens Corning *	106,700	3,556
	5,058
Capital Markets (2.2%)
Invesco Ltd.	146,900	2,727
Jefferies Group	28,000	653
	3,380
Commercial Banks (8.5%)
Comerica Inc.	37,100	1,413
Fifth Third Bancorp	215,600	2,801
First Horizon National *	52,391	652
KeyCorp	92,900	745
Regions Financial	316,600	2,416
SunTrust Banks	88,800	2,393
Synovus Financial	277,400	821
Zions Bancorp	77,900	1,866
	13,107
Construction & Engineering (1.5%)
Chicago Bridge & Iron *	116,500	2,315
Containers & Packaging (1.4%)
Temple-Inland	105,100	2,221
Diversified Financial Services (1.7%)
Moody's Corp.	127,200	2,608
Electric Utilities (3.6%)
Allegheny Energy	49,800	1,019
DPL Inc.	65,600	1,643
Entergy Corp.	11,700	878
NV Energy	166,900	1,968
	5,508
Electronic Equipment, Instruments & Components (2.3%)
Anixter International *	43,400	2,062
Avnet, Inc. *	53,800	1,545
	3,607

Number of Shares		Value† ($000's)
Energy Equipment & Services (2.2%)
National Oilwell Varco	30,400	1,159
Noble Corp.	55,100	1,602
Oceaneering International *	12,900	597
	3,358
Food Products (0.3%)
J. M. Smucker	8,100	447
Health Care Providers & Services (6.0%)
Aetna Inc.	49,100	1,432
AmerisourceBergen Corp.	86,700	2,712
CIGNA Corp.	47,800	1,600
Coventry Health Care *	65,300	1,351
MEDNAX, Inc. *	39,200	2,217
	9,312
Household Durables (2.6%)
KB HOME	87,100	1,261
Whirlpool Corp.	26,800	2,799
	4,060
Household Products (1.6%)
Energizer Holdings *	42,500	2,388
Independent Power Producers & Energy Traders (1.4%)
NRG Energy *	93,500	2,183
Industrial Conglomerates (0.8%)
McDermott International *	52,400	1,162
Insurance (9.2%)
Assurant, Inc.	70,500	2,446
Fidelity National Financial Class A	59,900	864
Lincoln National	95,800	2,535
PartnerRe Ltd.	20,900	1,525
Principal Financial Group	102,100	2,776
StanCorp Financial Group	49,300	2,109
W. R. Berkley	70,500	1,922
	14,177
IT Services (2.7%)
Fidelity National Information Services	64,100	1,764
Lender Processing Services	69,100	2,345
	4,109
Machinery (7.4%)
AGCO Corp. *	43,300	1,246
Bucyrus International	38,600	2,067
Ingersoll-Rand PLC	62,700	2,339
Navistar International *	21,900	1,187
Terex Corp. *	107,500	2,339
WABCO Holdings *	74,000	2,250
	11,428
Marine (0.4%)
Genco Shipping & Trading *È	33,200	632

Number of Shares		Value† ($000's)
Media (2.3%)
Cablevision Systems	43,500	1,079
McGraw-Hill Cos.	88,100	2,449
	3,528
Metals & Mining (3.4%)
Freeport-McMoRan Copper & Gold	10,300	722
Teck Resources Class B *	85,300	2,902
United States Steel	34,000	1,605
	5,229
Multi-Utilities (2.2%)
Alliant Energy	21,100	678
CMS Energy	128,300	1,884
DTE Energy	16,700	760
	3,322
Multiline Retail (3.8%)
J.C. Penney	111,800	3,073
Macy's Inc.	127,200	2,825
	5,898
Oil, Gas & Consumable Fuels (8.6%)
Cabot Oil & Gas	34,600	1,200
Denbury Resources *	67,600	1,112
Newfield Exploration *	48,100	2,504
Noble Energy	26,500	1,576
Ship Finance International	45,437	822
Southwestern Energy *	42,200	1,587
Talisman Energy	75,440	1,282
Whiting Petroleum *	38,700	3,240
	13,323
Personal Products (2.2%)
NBTY, Inc. *	98,900	3,386
Pharmaceuticals (1.4%)
Shire Limited ADR	35,800	2,191
Real Estate Investment Trusts (4.0%)
Alexandria Real Estate Equities	12,200	800
Annaly Capital Management	54,600	926
Boston Properties	15,900	1,219
Macerich Co.	35,988	1,489
Vornado Realty Trust	21,495	1,670
	6,104
Semiconductors & Semiconductor Equipment (1.0%)
Lam Research *	39,500	1,495
Specialty Retail (1.7%)
Limited Brands, Inc.	104,400	2,595
Total Common Stocks (Cost $138,218)	147,528

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Regency Fund cont'd
(UNAUDITED)

Number of Shares		Value† ($000's)
Short-Term Investments (4.3%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	476,324	486
State Street Institutional Liquid Reserves Fund Institutional Class	6,249,408	6,249

Total Short-Term Investments (Cost $6,735)		6,735

Total Investments## (100.1%) (Cost $144,953)		154,263

Liabilities, less cash, receivables and other assets [(0.1%)]		(227)

Total Net Assets (100.0%)		$ 154,036

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Select Equities Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (86.4%)
Air Freight & Logistics (4.4%)
C.H. Robinson Worldwide	24,233	1,408
United Parcel Service	25,742	1,616
	3,024
Capital Markets (1.9%)
Goldman Sachs Group	9,192	1,326
Chemicals (3.5%)
Ecolab Inc.	50,978	2,408
Diversified Financial Services (4.3%)
Citigroup Inc. *	334,980	1,326
J.P. Morgan Chase	40,997	1,623
	2,949
Electric Utilities (5.0%)
FPL Group	68,473	3,419
Food Products (2.8%)
Mead Johnson Nutrition	38,850	1,916
Health Care Equipment & Supplies (4.1%)
Baxter International	66,206	2,796
Health Care Providers & Services (5.0%)
Medco Health Solutions *	59,766	3,445
Household Products (4.4%)
Procter & Gamble	49,675	3,035
Industrial Gases (4.0%)
Praxair, Inc.	34,948	2,712
Internet Software & Services (5.8%)
eBay Inc. *	92,665	1,984
Yahoo! Inc. *	129,975	1,994
	3,978
IT Services (7.8%)
IBM	23,614	2,958
Visa Inc.	33,165	2,403
	5,361
Machinery (2.3%)
Caterpillar Inc.	26,288	1,597
Metals & Mining (3.3%)
BHP Billiton	40,697	2,234
Oil, Gas & Consumable Fuels (10.7%)
Occidental Petroleum	34,716	2,864
Range Resources	61,157	2,749
Suncor Energy	55,057	1,677
	7,290
Road & Rail (4.1%)
Norfolk Southern	49,501	2,795

Software (3.8%)
Microsoft Corp.	99,860	2,576

Tobacco (3.9%)
Philip Morris International	60,762	2,681

Wireless Telecommunication Services (5.3%)
American Tower Class A *	89,661	3,634

Total Common Stocks (Cost $61,328)	59,176

Short-Term Investments (13.7%)
State Street Institutional Liquid Reserves Fund Institutional Class (Cost $9,402)	9,402,218	9,402

Total Investments## (100.1%) (Cost $70,730)	68,578

Liabilities, less cash, receivables and other assets [(0.1%)]	(56)

Total Net Assets (100.0%)	$ 68,522

MAY 31, 2010

Schedule of Investments Small Cap Growth Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (98.4%)
Aerospace & Defense (7.1%)
BE Aerospace *	265,600	7,203
Global Defense Technology & Systems *	201,176	2,891
HEICO Corp.	163,216	6,511
	16,605
Air Freight & Logistics (1.5%)
Hub Group Class A *	115,300	3,528
Biotechnology (1.4%)
Alexion Pharmaceuticals *	67,200	3,362
Capital Markets (1.4%)
Evercore Partners Class A	101,600	3,312
Commercial Services & Supplies (1.9%)
Steelcase Inc., Class A	544,800	4,565
Communications Equipment (4.6%)
Plantronics, Inc.	90,700	2,715
Polycom, Inc. *	191,300	5,745
Riverbed Technology *	86,600	2,315
	10,775
Diversified Consumer Services (6.0%)
Capella Education *	42,800	3,677
Grand Canyon Education *	147,500	3,623
Sotheby's	104,200	3,386
Steiner Leisure *	81,100	3,366
	14,052
Diversified Financial Services (2.2%)
Portfolio Recovery Associates *È	75,900	5,196
Electrical Equipment (1.6%)
Regal-Beloit	63,100	3,804
Electronic Equipment, Instruments & Components (2.6%)
Littelfuse, Inc. *	100,900	3,648
Plexus Corp. *	74,200	2,526
	6,174
Food Products (3.0%)
Diamond Foods	105,700	4,381
TreeHouse Foods *	60,300	2,780
	7,161
Health Care Equipment & Supplies (9.2%)
ArthroCare Corp. *	19,942	587
ev3 Inc. *	306,600	5,801
NuVasive, Inc. *	59,300	2,329
Orthofix International N.V. *	74,100	2,363
Sirona Dental Systems *	77,600	2,745
Volcano Corp. *	186,300	4,134
Zoll Medical *	125,400	3,643
	21,602
Health Care Providers & Services (2.7%)
Catalyst Health Solutions *	86,000	3,293
HMS Holdings *	54,700	2,968
	6,261
Health Care Technology (3.3%)
MedAssets Inc. *	159,500	3,619
SXC Health Solutions *	55,000	4,046
	7,665
Hotels, Restaurants & Leisure (4.5%)
Orient-Express Hotels Class A *	776,053	7,830
WMS Industries *	60,500	2,803
	10,633
Household Durables (1.3%)
Tupperware Brands	73,800	3,136
Internet Software & Services (8.3%)
GSI Commerce *	127,712	3,597
LivePerson, Inc. *	432,700	2,795
LogMeIn, Inc. *	105,100	2,676
Mercadolibre Inc. *	66,300	3,439
OpenTable, Inc. *	92,774	3,834
WebMD Health *È	70,900	3,228
	19,569
IT Services (1.9%)
Gartner, Inc. *	107,200	2,653
RightNow Technologies *	127,064	1,849
	4,502
Machinery (2.9%)
Actuant Corp. Class A	185,300	3,747
Nordson Corp.	46,600	3,105
	6,852
Oil, Gas & Consumable Fuels (5.2%)
Concho Resources *	120,900	6,293
Rosetta Resources *	160,800	3,526
World Fuel Services	94,100	2,450
	12,269
Personal Products (1.2%)
Elizabeth Arden *	168,200	2,859
Pharmaceuticals (2.5%)
Salix Pharmaceuticals *	163,800	5,885
Real Estate Management & Development (2.0%)
Jones Lang LaSalle	64,300	4,798
Semiconductors & Semiconductor Equipment (3.2%)
Atheros Communications *	104,700	3,560
Cavium Networks *	150,400	3,997
	7,557
Software (5.7%)
Jack Henry & Associates	110,300	2,652
Solera Holdings	69,600	2,414
SS&C Technologies Holdings *	165,800	2,706
Ultimate Software Group *	164,500	5,627
	13,399
Specialty Retail (7.4%)
hhgregg, Inc. *	143,900	4,318
J Crew Group *	59,300	2,707
Tractor Supply	50,600	3,429
Ulta Salon, Cosmetics & Fragrance *	207,100	5,298
Vitamin Shoppe *	63,400	1,624
	17,376
Textiles, Apparel & Luxury Goods (2.5%)
Steven Madden *	75,150	2,535
Warnaco Group *	79,500	3,386
	5,921
Trading Companies & Distributors (1.3%)
Watsco, Inc.	53,000	3,104

Total Common Stocks (Cost $207,690)	231,922

Short-Term Investments (3.5%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡	3,797,415	3,873
State Street Institutional Liquid Reserves Fund Institutional Class	4,326,459	4,326

Total Short-Term Investments (Cost $8,199)	8,199

Total Investments## (101.9%) (Cost $215,889)	240,121

Liabilities, less cash, receivables and other assets [(1.9%)]	(4,432)

Total Net Assets (100.0%)	$ 235,689

See Notes to Schedule of Investments

MAY 31, 2010

Schedule of Investments Socially Responsive Fund
(UNAUDITED)

Number of Shares		Value† ($000's)
Common Stocks (96.0%)
Capital Markets (6.3%)
Charles Schwab	2,436,159	39,807
The Bank of New York Mellon	1,189,917	32,366
	72,173
Commercial Services & Supplies (2.2%)
Herman Miller	1,303,425	25,065
Electronic Equipment, Instruments & Components (6.7%)
Anixter International *	823,585	39,121
National Instruments	1,187,612	38,229
	77,350
Energy Equipment & Services (2.8%)
Smith International	869,315	32,651
Food Products (2.7%)
J.M. Smucker	554,425	30,615
Health Care Equipment & Supplies (5.8%)
Becton, Dickinson & Co.	482,300	34,388
Covidien PLC	777,600	32,962
	67,350
Household Products (3.2%)
Procter & Gamble	596,400	36,434
Industrial Conglomerates (3.9%)
3M Co.	565,740	44,869
Industrial Gases (2.4%)
Praxair, Inc.	353,500	27,432
Insurance (5.4%)
Markel Corp. *	68,115	23,537
Progressive Corp.	1,989,415	38,973
	62,510
Internet Software & Services (4.3%)
Yahoo! Inc. *	3,251,100	49,872
Machinery (4.7%)
Danaher Corp.	679,470	53,936
Media (11.5%)
Comcast Corp. Class A Special	1,869,625	32,195
Scripps Networks Interactive Class A	998,600	45,117
Washington Post	117,980	54,947
	132,259
Oil, Gas & Consumable Fuels (10.0%)
BG Group PLC	2,886,544	44,492
Cimarex Energy	360,704	26,505
Newfield Exploration *	852,730	44,393
	115,390
Pharmaceuticals (6.9%)
Novo Nordisk A/S Class B	608,464	47,004

Roche Holding AG	235,487	32,336
		79,340
Professional Services (1.4%)
ICF International *	725,560	16,274
Road & Rail (2.0%)
Canadian National Railway	397,125	22,783
Semiconductors & Semiconductor Equipment (6.3%)
Altera Corp.	2,278,280	53,699
Texas Instruments	772,930	18,875
		72,574
Software (4.4%)
Intuit Inc. *	1,428,725	51,063

Specialty Chemicals (1.0%)
Novozymes A/S	107,200	11,496

Trading Companies & Distributors (2.1%)
W.W. Grainger	234,200	23,830

Total Common Stocks (Cost $999,708)		1,105,266

Short-Term Investments (3.8%) State Street Institutional Government Money Market Fund Institutional Class (Cost $43,557)	43,557,310	43,557
	Principal Amount ($)
Certificates of Deposit (0.00%)
Carver Federal Savings, 0.50%, due 6/28/10	100,000	100
Self Help Credit Union, 1.10%, due 7/29/10	100,000	100
Self Help Credit Union, 1.10%, due 8/16/10	100,000	100

Total Certificates of Deposit# (Cost $300)		300

Total Investments## (99.8%) (Cost $1,043,565)		1,149,123

Cash, receivables and other assets, less liabilities (0.2%)		2,582

Total Net Assets (100.0%)		$ 1,151,705

See Notes to Schedule of Investments

May 31, 2010 (Unaudited)

Notes to Schedule of Investments

†
The value of investments in equity securities by each of Neuberger Berman Climate Change Fund (“Climate Change”), Neuberger Berman Emerging Markets Equity Fund (“Emerging Markets Equity”), Neuberger Berman Equity Income Fund (“Equity Income”), Neuberger Berman Focus Fund (“Focus”), Neuberger Berman Genesis Fund (“Genesis”), Neuberger Berman Guardian Fund (“Guardian”), Neuberger Berman International Fund (“International”), Neuberger Berman International Institutional Fund (“International Institutional”), Neuberger Berman International Large Cap Fund (“International Large Cap”), Neuberger Berman Intrinsic Value Fund (“Intrinsic Value”), Neuberger Berman Large Cap Disciplined Growth Fund (“Large Cap Disciplined Growth”), Neuberger Berman Large Cap Value Fund (“Large Cap Value”), Neuberger Berman Mid Cap Growth Fund (“Mid Cap Growth”), Neuberger Berman Multi-Cap Opportunities Fund (“Multi-Cap Opportunities”), Neuberger Berman Partners Fund (“Partners”), Neuberger Berman Real Estate Fund (“Real Estate”), Neuberger Berman Regency Fund (“Regency”), Neuberger Berman Select Equities Fund (“Select Equities”), Neuberger Berman Small Cap Growth Fund (“Small Cap Growth”), and Neuberger Berman Socially Responsive Fund (“Socially Responsive”) (individually a “Fund,” collectively, the “Funds”) and written options by Equity Income are determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. The value of investments in debt securities are determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. For both debt and equity securities, Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if a valuation is not available from an independent pricing service or if Management has reason to believe that the valuation does not represent the amount a fund might reasonably expect to receive on a current sale in an orderly transaction, the affected Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the security is valued using methods the Board of Trustees of Neuberger Berman Equity Funds (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by a Fund are carried at “fair value” as defined by ASC 820. Under ASC 820, Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Funds' investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of May 31, 2010:

Asset Valuation Inputs (000’s omitted)	Level 1	Level 2	Level 3§§	Total
Climate Change
Investments:
Common Stocks§	$2,232	$-	$-	$2,232
Short-Term Investments	-	98	-	98
Total Investments	2,232	98	-	2,330
Emerging Markets Equity
Investments:
Common Stocks
Brazil	838	-	-	838
Canada	358	-	-	358
Chile	133	-	-	133
China	2,165	-	-	2,165
India	974	-	-	974
Indonesia	283	-	-	283
Israel	316	-	-	316
Korea	1,059	-	-	1,059
Luxembourg	84	-	-	84
Malaysia	189	-	-	189
Mexico	212	-	-	212
Nigeria	94	-	-	94
Philippines	264	-	-	264
Russia	510	-	82	592
South Africa	866	-	-	866
Sweden	129	-	-	129
Taiwan, Province Of China	1,245	-	-	1,245
Thailand	-	120	-	120
Turkey	364	-	-	364
United Kingdom	308	-	-	308
Total Common Stocks	10,391	120	82	10,593
Preferred Stocks
Brazil	957	-	0	957
Short-Term Investments	-	601	-	601
Total Investments	11,348	721	82	12,151

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Equity Income
Investments:
Common Stocks§	152,529	-	-	152,529
Convertible Preferred Stocks	3,315	-	-	3,315
Convertible Bonds	-	42,724	-	42,724
Short-Term Investments	-	31,598	-	31,598
Total Investments	155,844	74,322	-	230,166
Focus
Investments:
Common Stocks§	552,490	-	-	552,490
Short-Term Investments	-	6,394	-	6,394
Total Investments	552,490	6,394	-	558,884
Genesis
Investments:
Common Stocks§	9,012,615	-	-	9,012,615
Short-Term Investments	-	635,011	-	635,011
Total Investments	9,012,615	635,011	-	9,647,626
Guardian
Investments:
Common Stocks§	986,044	-	-	986,044
Short-Term Investments	-	30,578	-	30,578
Total Investments	986,044	30,578	-	1,016,622
International
Investments:
Common Stocks
Australia	4,357	-	-	4,357
Austria	1,051	-	-	1,051
Belgium	9,494	-	-	9,494
Brazil	9,179	-	-	9,179
Canada	28,671	-	-	28,671
Chile	3,079	-	-	3,079
China	5,567	-	-	5,567
Denmark	7,060	-	-	7,060
France	23,356	-	-	23,356
Germany	22,021	-	-	22,021
Hong Kong	6,797	-	-	6,797
India	840	-	-	840
Ireland	3,140	-	-	3,140
Israel	2,246	-	-	2,246
Japan	45,637	-	-	45,637
Korea	7,886	-	-	7,886
Netherlands	31,688	-	-	31,688
Norway	6,051	-	-	6,051
South Africa	3,364	-	-	3,364
Sweden	2,905	-	-	2,905
Switzerland	26,265	-	-	26,265
United Kingdom	66,660	-	-	66,660
Total Common Stocks	317,314	-	-	317,314
Preferred Stocks
Brazil	4,019	-	11	4,030
Rights
Belgium	1	-	-	1
Warrants
Italy	4	-	-	4
Short-Term Investments	-	27,474	-	27,474
Total Investments	321,338	27,474	11	348,823

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

International Institutional
Investments:
Common Stocks§	186,073	-	-	186,073
Preferred Stocks§	2,337	-	-	2,337
Rights§	1	-	-	1
Warrants§	2	-	-	2
Short-Term Investments	-	14,686	-	14,686
Total Investments	188,413	14,686	-	203,099
International Large Cap
Investments:
Common Stocks§	110,737	-	-	110,737
Preferred Stocks§	751	-	-	751
Rights§	1	-	-	1
Warrants§	1	-	-	1
Short-Term Investments	-	10,040	-	10,040
Total Investments	111,490	10,040	-	121,530
Intrinsic Value
Investments:
Common Stocks§	93,643	-	-	93,643
Short-Term Investments	-	539	-	539
Total Investments	93,643	539	-	94,182
Large Cap Disciplined Growth
Investments:
Common Stocks§	356,069	-	-	356,069
Short-Term Investments	-	11,324	-	11,324
Total Investments	356,069	11,324	-	367,393
Large Cap Value
Investments:
Common Stocks§	1,258	-	-	1,258
Short-Term Investments	-	53	-	53
Total Investments	1,258	53	-	1,311
Mid Cap Growth
Investments:
Common Stocks§	425,102	-	-	425,102
Short-Term Investments	-	40,401	-	40,401
Total Investments	425,102	40,401	-	465,503
Multi-Cap Opportunities
Investments:
Common Stocks§	41,949	-	-	41,949
Short-Term Investments	-	4,878	-	4,878
Total Investments	41,949	4,878	-	46,827
Partners
Investments:
Common Stocks§	2,517,954	-	-	2,517,954
Short-Term Investments	-	75,515	-	75,515
Total Investments	2,517,954	75,515	-	2,593,469
Real Estate
Investments:
Common Stocks§	125,504	-	-	125,504
Short-Term Investments	-	5,948	-	5,948
Total Investments	125,504	5,948	-	131,452
Regency
Investments:
Common Stocks§	147,528	-	-	147,528
Short-Term Investments	-	6,735	-	6,735
Total Investments	147,528	6,735	-	154,263

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Select Equities
Investments:
Common Stocks§	59,176	-	-	59,176
Short-Term Investments	-	9,402	-	9,402
Total Investments	59,176	9,402	-	68,578
Small Cap Growth
Investments:
Common Stocks§	231,922	-	-	231,922
Short-Term Investments	-	8,199	-	8,199
Total Investments	231,922	8,199	-	240,121
Socially Responsive
Investments:
Common Stocks§	1,105,266	-	-	1,105,266
Short-Term Investments	-	43,557	-	43,557
Certificates of Deposit		300	-	300
Total Investments	1,105,266	43,857	-	1,149,123

§ The Schedule of Investments provides information on the industry or country categorization for the portfolio.

§§ The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000’s omitted) Investments in Securities:	Beginning balance, as of 9/1/09	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or out of Level 2	Transfers in and/or out of Level 3	Balance, as of 5/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 5/31/10
Emerging Markets Equity
Common Stocks Russia	$-	$-	$(13)	$95	$-	$-	$82	$(13)
Preferred Stocks Brazil	0	-	0	-	-	-	0	0
Convertible Bonds Brazil	8	-	(2)	(6)	-	-	-	-
Total	8	-	(15)	89	-	-	82	(13)
International
Preferred Stocks Brazil	10	0	1	0	-	-	11	1
Total	10	0	1	0	-	-	11	1

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of May 31, 2010:
(000’s omitted)

	Level 1	Level 2	Level 3	Total
Equity Income
Option Contracts	$(218)	$-	$-	$(218)

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

#	At cost, which approximates market value.

##	At May 31, 2010, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Climate Change	$2,464	$151	$285	$(134)
Emerging Markets Equity	11,158	1,458	465	993
Equity Income	226,798	8,036	4,668	3,368
Focus	535,696	48,625	25,437	23,188
Genesis	6,953,932	2,985,974	292,280	2,693,694
Guardian	910,258	155,922	49,558	106,364
International	337,826	34,402	23,405	10,997
International Institutional	203,304	15,822	16,027	(205)
International Large Cap	121,007	7,707	7,184	523
Intrinsic Value	83,110	16,892	5,820	11,072
Large Cap Disciplined Growth	365,578	15,965	14,150	1,815
Large Cap Value	1,183	156	28	128
Mid Cap Growth	365,247	104,057	3,801	100,256
Multi-Cap Opportunities	48,964	310	2,447	(2,137)
Partners	2,252,129	548,682	207,342	341,340
Real Estate	111,778	20,651	977	19,674
Regency	147,643	14,337	7,717	6,620
Select Equities	71,030	1,760	4,212	(2,452)
Small Cap Growth	217,412	25,482	2,773	22,709
Socially Responsive	1,044,343	159,380	54,600	104,780

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

^	Affiliated issuer.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the fund.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

‡‡	At May 31, 2010, Equity Income had outstanding call and put options written as follows:

Shares	Securities and Options	Market Value of Options
17,200	AMB Property, Call August 2010 @ 30	$9,000
5,400	American Campus Communities, Call June 2010 @ 30	1,000
10,000	AvalonBay Communities, Call July 2010 @ 95	82,000
1,000	CNOOC Ltd., Call June 2010 @ 190	0
15,000	Digital Realty Trust, Call July 2010 @ 55	53,000
10,000	New York Community Bancorp, Call July 2010 @ 17	5,000
20,000	Potlatch Corp., Call August 2010 @ 40	11,000
8,200	Potlatch Corp., Call November 2010 @ 40	10,000
20,000	Schlumberger Ltd., Put August 2010 @ 50	46,000
10,000	World Wrestling Entertainment, Call October 2010 @ 20	1,000
	Total	$218,000

ñ	Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At May 31, 2010, these securities amounted to approximately $14,000 or 0.6% of net assets for Climate Change, approximately $15,000 or 0.1% of net assets for Emerging Markets Equity, and approximately $9,149,000 or 4.0% of net assets for Equity Income.

Ñ	These securities have been deemed by the investment manager to be illiquid. At May 31, 2010, these securities amounted to approximately $82,000 or 0.7% of net assets for Emerging Markets Equity, approximately $4,035,000 or 1.2% of net assets for International, and approximately $2,343,000 or 1.2% of net assets for International Institutional.

^^	Value of the security was determined using methods the Board has approved on the belief they reflect fair value.

Ø	All or a portion of this security was purchased on a when-issued basis. At May 31, 2010, these securities amounted to approximately $780,000 for Equity Income.

ØØ	All or a portion of this security is segregated in connection with when-issued purchase commitments and/or written options.

a	Step Bond: Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Neuberger Berman Small and Mid Cap Growth Fund

The fund did not have any assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: July 30, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: July 30, 2010